Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 77.5%
Consumer, Non-cyclical - 19.9%
UnitedHealth Group, Inc.	5,287	$2,803,061
Amgen, Inc.	5,287	1,388,578
Johnson & Johnson	5,287	933,948
Procter & Gamble Co.	5,287	801,298
Merck & Company, Inc.	5,287	586,593
Coca-Cola Co.	5,287	336,306
Total Consumer, Non-cyclical		6,849,784
Financial - 15.7%
Goldman Sachs Group, Inc.	5,287	1,815,450
Visa, Inc. — Class A	5,287	1,098,427
Travelers Companies, Inc.	5,287	991,260
American Express Co.	5,287	781,154
JPMorgan Chase & Co.	5,287	708,987
Total Financial		5,395,278
Consumer, Cyclical - 13.5%
Home Depot, Inc.	5,287	1,669,952
McDonald's Corp.	5,287	1,393,283
Walmart, Inc.	5,287	749,644
NIKE, Inc. — Class B	5,287	618,632
Walgreens Boots Alliance, Inc.	5,287	197,522
Total Consumer, Cyclical		4,629,033
Industrial - 11.8%
Caterpillar, Inc.	5,287	1,266,554
Honeywell International, Inc.	5,287	1,133,004
Boeing Co.*	5,287	1,007,120
3M Co.	5,287	634,017
Total Industrial		4,040,695
Technology - 10.3%
Microsoft Corp.	5,287	1,267,929
International Business Machines Corp.	5,287	744,885
Salesforce, Inc.*	5,287	701,003
Apple, Inc.	5,287	686,940
Intel Corp.	5,287	139,735
Total Technology		3,540,492

Energy - 2.8%
Chevron Corp.	5,287	948,964
	–
Communications - 2.7%
Walt Disney Co.*	5,287	459,335
Cisco Systems, Inc.	5,287	251,872
Verizon Communications, Inc.	5,287	208,308
Total Communications		919,515
Basic Materials - 0.8%
Dow, Inc.	5,287	266,412
	–
Total Common Stocks
(Cost $17,874,762)		26,590,173

	Face Amount
U.S. TREASURY BILLS†† - 14.9%
U.S. Treasury Bills
3.89% due 01/12/23[1,2]	$5,000,000	4,995,660
3.79% due 01/17/23[2,3]	129,000	128,815
Total U.S. Treasury Bills
(Cost $5,122,842)		5,124,475

REPURCHASE AGREEMENTS††,4 - 6.4%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[1]	1,249,398	1,249,398
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[1]	480,538	480,538
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[1]	479,049	479,049
Total Repurchase Agreements
(Cost $2,208,985)		2,208,985
Total Investments - 98.8%
(Cost $25,206,589)		$33,923,633
Other Assets & Liabilities, net - 1.2%		419,063
Total Net Assets - 100.0%		$34,342,696

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	23	Mar 2023	$3,828,695	$9,740

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	01/26/23	309	$10,230,209	$12,595
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	4.80% (SOFR + 0.50%)	At Maturity	01/25/23	845	$28,017,196	$(450,337)
							$38,247,405	$(437,742)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,590,173	$—	$—	$26,590,173
U.S. Treasury Bills	—	5,124,475	—	5,124,475
Repurchase Agreements	—	2,208,985	—	2,208,985
Equity Futures Contracts**	9,740	—	—	9,740
Equity Index Swap Agreements**	—	12,595	—	12,595
Total Assets	$26,599,913	$7,346,055	$—	$33,945,968

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$450,337	$—	$450,337

** This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
3.89% due 01/12/23[1,2]	$400,000	$399,653
3.61% due 01/12/23[1,2]	150,000	149,870
3.80% due 01/17/23[2,3]	8,000	7,988
Total U.S. Treasury Bills
(Cost $557,346)		557,511

REPURCHASE AGREEMENTS††,4 - 102.0%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[1]	4,701,475	4,701,475
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[1]	1,808,260	1,808,260
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[1]	1,802,659	1,802,659
Total Repurchase Agreements
(Cost $8,312,394)		8,312,394
Total Investments - 108.9%
(Cost $8,869,740)		$8,869,905
Other Assets & Liabilities, net - (8.9)%		(722,114)
Total Net Assets - 100.0%		$8,147,791

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	6	Mar 2023	$998,790	$19,180

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	01/26/23	250	$8,299,143	$96,286
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	4.55% (SOFR + 0.25%)	At Maturity	01/25/23	211	6,982,916	53,453
							$15,282,059	$149,739

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$557,511	$—	$557,511
Repurchase Agreements	—	8,312,394	—	8,312,394
Equity Futures Contracts**	19,180	—	—	19,180
Equity Index Swap Agreements**	—	149,739	—	149,739
Total Assets	$19,180	$9,019,644	$—	$9,038,824

** This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 56.1%
Federal Home Loan Bank
4.00% due 01/06/23[1]	$12,000,000	$11,993,333
3.90% due 01/03/23[1]	11,050,000	11,047,606
4.04% due 01/27/23[1]	7,000,000	6,980,764
4.27% due 02/10/23[1]	6,500,000	6,469,161
3.85% due 01/10/23[1]	6,000,000	5,994,225
4.01% due 01/12/23[1]	3,000,000	2,997,054
4.00% due 01/11/23[1]	2,500,000	2,497,823
4.05% due 01/27/23[1]	2,500,000	2,493,130
Total Federal Agency Discount Notes
(Cost $50,470,155)		50,473,096

U.S. TREASURY BILLS†† - 27.1%
U.S. Treasury Bills
3.30% due 01/05/23[1,2]	10,000,000	9,997,980
3.50% due 01/17/23[1,3]	10,000,000	9,985,694
3.61% due 01/12/23[1,2]	3,300,000	3,297,135
3.89% due 01/12/23[1,2]	900,000	899,219
3.80% due 01/17/23[1,3]	256,000	255,634
Total U.S. Treasury Bills
(Cost $24,431,607)		24,435,662

REPURCHASE AGREEMENTS††,4 - 13.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	6,956,175	6,956,175
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	2,675,452	2,675,452
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	2,667,166	2,667,166
Total Repurchase Agreements
(Cost $12,298,793)		12,298,793
Total Investments - 96.9%
(Cost $87,200,555)		$87,207,551
Other Assets & Liabilities, net - 3.1%		2,749,783
Total Net Assets - 100.0%		$89,957,334

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	54	Mar 2023	$11,904,840	$411,939

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	4.58% (Federal Funds Rate + 0.25%)	At Maturity	01/26/23	8,735	$95,555,421	$3,251,571
Barclays Bank plc	NASDAQ-100 Index	Receive	4.65% (SOFR + 0.35%)	At Maturity	01/25/23	5,900	64,541,426	2,426,198
Goldman Sachs International	NASDAQ-100 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	01/26/23	706	7,724,000	410,463
							$167,820,847	$6,088,232

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$50,473,096	$—	$50,473,096
U.S. Treasury Bills	—	24,435,662	—	24,435,662
Repurchase Agreements	—	12,298,793	—	12,298,793
Equity Futures Contracts**	411,939	—	—	411,939
Equity Index Swap Agreements**	—	6,088,232	—	6,088,232
Total Assets	$411,939	$93,295,783	$—	$93,707,722

** This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Federal Home Loan Bank
4.00% due 01/11/23[1]	$500,000	$499,565
4.05% due 01/27/23[1]	500,000	498,626
Total Federal Agency Discount Notes
(Cost $997,982)		998,191

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
3.89% due 01/12/23[1,2]	100,000	99,913
3.79% due 01/17/23[1,3]	65,000	64,907
Total U.S. Treasury Bills
(Cost $164,769)		164,820

REPURCHASE AGREEMENTS††,4 - 100.1%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	5,494,372	5,494,372
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	2,113,220	2,113,220
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	2,106,675	2,106,675
Total Repurchase Agreements
(Cost $9,714,267)		9,714,267
Total Investments - 112.1%
(Cost $10,877,018)		$10,877,278
Other Assets & Liabilities, net - (12.1)%		(1,170,231)
Total Net Assets - 100.0%		$9,707,047

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.18% (Federal Funds Rate - 0.15%)	At Maturity	01/26/23	7,082	$12,472,476	$543,846
BNP Paribas	Russell 2000 Index	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	01/26/23	3,388	5,967,590	209,516
Barclays Bank plc	Russell 2000 Index	Receive	3.80% (SOFR - 0.50%)	At Maturity	01/25/23	512	901,435	61,363

							$19,341,501	$814,725

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$998,191	$—	$998,191
U.S. Treasury Bills	—	164,820	—	164,820
Repurchase Agreements	—	9,714,267	—	9,714,267
Equity Index Swap Agreements**	—	814,725	—	814,725
Total Assets	$—	$11,692,003	$—	$11,692,003

** This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 98.4%
Federal Home Loan Bank
3.90% due 01/03/23[1]	$5,000,000	$4,998,917
4.00% due 01/06/23[1]	4,000,000	3,997,778
4.08% due 01/12/23[1]	3,500,000	3,496,563
4.04% due 01/27/23[1]	3,000,000	2,991,756
4.00% due 01/11/23[1]	2,500,000	2,497,822
4.05% due 01/27/23[1]	2,500,000	2,493,130
3.85% due 01/10/23[1]	2,000,000	1,998,075
Total Federal Agency Discount Notes
(Cost $22,471,569)		22,474,041

FEDERAL AGENCY NOTES†† - 21.9%
Federal Home Loan Bank
4.32% (SOFR + 0.02%, Rate Floor: 0.00%) due 01/03/23◊	5,000,000	5,000,015
Total Federal Agency Notes
(Cost $5,000,000)		5,000,015

U.S. TREASURY BILLS†† - 17.4%
U.S. Treasury Bills
3.30% due 01/05/23[1,2]	3,000,000	2,999,394
3.89% due 01/12/23[1,2]	500,000	499,566
3.61% due 01/12/23[1,2]	400,000	399,652
3.79% due 01/17/23[1,3]	86,000	85,877
Total U.S. Treasury Bills
(Cost $3,983,715)		3,984,489

REPURCHASE AGREEMENTS††,4 - 38.4%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	4,959,924	4,959,924
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	1,907,663	1,907,663
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	1,901,755	1,901,755
Total Repurchase Agreements
(Cost $8,769,342)		8,769,342
Total Investments - 176.1%
(Cost $40,224,626)		$40,227,887
Other Assets & Liabilities, net - (76.1)%		(17,382,659)
Total Net Assets - 100.0%		$22,845,228

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	41	Mar 2023	$7,916,075	$238,751

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	4.60% (SOFR + 0.30%)	At Maturity	01/25/23	2,442	$9,375,918	$457,520
BNP Paribas	S&P 500 Index	Receive	4.53% (Federal Funds Rate + 0.20%)	At Maturity	01/26/23	6,076	23,327,840	400,308
Goldman Sachs International	S&P 500 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	01/26/23	1,304	5,008,506	263,029
							$37,712,264	$1,120,857

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$22,474,041	$—	$22,474,041
Federal Agency Notes	—	5,000,015	—	5,000,015
U.S. Treasury Bills	—	3,984,489	—	3,984,489
Repurchase Agreements	—	8,769,342	—	8,769,342
Equity Futures Contracts**	238,751	—	—	238,751
Equity Index Swap Agreements**	—	1,120,857	—	1,120,857
Total Assets	$238,751	$41,348,744	$—	$41,587,495

** This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 87.4%
Technology - 40.6%
Microsoft Corp.	178,784	$42,875,979
Apple, Inc.	308,146	40,037,410
NVIDIA Corp.	76,860	11,232,320
Broadcom, Inc.	12,653	7,074,672
Adobe, Inc.*	14,525	4,888,098
Texas Instruments, Inc.	28,356	4,684,978
QUALCOMM, Inc.	35,024	3,850,539
Intuit, Inc.	8,777	3,416,184
Intel Corp.	128,943	3,407,963
Advanced Micro Devices, Inc.*	50,376	3,262,854
Applied Materials, Inc.	26,879	2,617,477
Analog Devices, Inc.	15,912	2,610,045
Fiserv, Inc.*	19,841	2,005,330
Activision Blizzard, Inc.	24,452	1,871,801
Lam Research Corp.	4,261	1,790,898
Micron Technology, Inc.	33,966	1,697,621
KLA Corp.	4,427	1,669,112
Synopsys, Inc.*	4,777	1,525,248
ASML Holding N.V. — Class G	2,760	1,508,064
Cadence Design Systems, Inc.*	8,571	1,376,845
Paychex, Inc.	11,260	1,301,206
NXP Semiconductor N.V.	8,096	1,279,411
Autodesk, Inc.*	6,744	1,260,251
Microchip Technology, Inc.	17,184	1,207,176
Fortinet, Inc.*	24,409	1,193,356
Workday, Inc. — Class A*	6,311	1,056,020
Electronic Arts, Inc.	8,626	1,053,925
Marvell Technology, Inc.	26,638	986,672
Cognizant Technology Solutions Corp. — Class A	16,057	918,300
GLOBALFOUNDRIES, Inc.*,1	17,029	917,693
Crowdstrike Holdings, Inc. — Class A*	6,820	718,078
Datadog, Inc. — Class A*	9,125	670,687
ANSYS, Inc.*	2,721	657,366
Atlassian Corp. — Class A*	4,633	596,174
Zoom Video Communications, Inc. — Class A*	7,675	519,905
Zscaler, Inc.*	4,505	504,109
Total Technology		158,243,767
Communications - 22.4%
Amazon.com, Inc.*	245,693	20,638,212
Alphabet, Inc. — Class C*	146,573	13,005,422
Alphabet, Inc. — Class A*	146,617	12,936,018
Meta Platforms, Inc. — Class A*	70,257	8,454,727
Cisco Systems, Inc.	128,351	6,114,642
T-Mobile US, Inc.*	38,872	5,442,080
Comcast Corp. — Class A	134,785	4,713,432
Netflix, Inc.*	13,904	4,100,012
Booking Holdings, Inc.*	1,212	2,442,519
Charter Communications, Inc. — Class A*	4,864	1,649,382
MercadoLibre, Inc.*	1,571	1,329,443
Palo Alto Networks, Inc.*	9,447	1,318,234
Pinduoduo, Inc. ADR*	14,625	1,192,669
Airbnb, Inc. — Class A*	12,442	1,063,791
JD.com, Inc. ADR	15,177	851,885
Warner Bros Discovery, Inc.*	75,873	719,276
Sirius XM Holdings, Inc.[1]	121,523	709,694
eBay, Inc.	16,954	703,083
Total Communications		87,384,521
Consumer, Non-cyclical - 12.6%
PepsiCo, Inc.	43,045	7,776,510
Amgen, Inc.	16,671	4,378,471
Gilead Sciences, Inc.	39,186	3,364,118
Automatic Data Processing, Inc.	12,961	3,095,864
Intuitive Surgical, Inc.*	11,041	2,929,729
Mondelez International, Inc. — Class A	42,667	2,843,756
PayPal Holdings, Inc.*	35,618	2,536,714
Regeneron Pharmaceuticals, Inc.*	3,346	2,414,106
Vertex Pharmaceuticals, Inc.*	8,020	2,316,016
Moderna, Inc.*	12,003	2,155,979
Monster Beverage Corp.*	16,301	1,655,040
Keurig Dr Pepper, Inc.	44,248	1,577,884
Kraft Heinz Co.	38,271	1,558,012
Cintas Corp.	3,172	1,432,539
Dexcom, Inc.*	12,068	1,366,580
AstraZeneca plc ADR	19,087	1,294,099
Biogen, Inc.*	4,499	1,245,863
IDEXX Laboratories, Inc.*	2,588	1,055,801
Illumina, Inc.*	4,914	993,611
CoStar Group, Inc.*	12,707	981,997
Verisk Analytics, Inc. — Class A	4,886	861,988
Seagen, Inc.*	5,801	745,486
Align Technology, Inc.*	2,440	514,596
Total Consumer, Non-cyclical		49,094,759
Consumer, Cyclical - 7.9%
Tesla, Inc.*	76,050	9,367,839
Costco Wholesale Corp.	13,829	6,312,939
Starbucks Corp.	35,862	3,557,510
O'Reilly Automotive, Inc.*	1,955	1,650,079
Marriott International, Inc. — Class A	9,890	1,472,522
Ross Stores, Inc.	10,843	1,258,547
Lululemon Athletica, Inc.*	3,821	1,224,172
PACCAR, Inc.	10,865	1,075,309
Walgreens Boots Alliance, Inc.	27,020	1,009,467
Dollar Tree, Inc.*	6,910	977,350
Copart, Inc.*	14,881	906,104
Fastenal Co.	17,895	846,792
Rivian Automotive, Inc. — Class A*	28,529	525,789
Lucid Group, Inc.*,1	52,502	358,589
Total Consumer, Cyclical		30,543,008
Industrial - 1.9%
Honeywell International, Inc.	21,006	4,501,585
CSX Corp.	65,687	2,034,983
Old Dominion Freight Line, Inc.	3,452	979,609
Total Industrial		7,516,177
Utilities - 1.3%
American Electric Power Company, Inc.	16,055	1,524,422
Exelon Corp.	31,048	1,342,205
Xcel Energy, Inc.	17,098	1,198,741
Constellation Energy Corp.	10,217	880,807
Total Utilities		4,946,175

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 87.4% (continued)
Energy - 0.7%
Enphase Energy, Inc.*	4,247	$1,125,285
Baker Hughes Co.	31,290	923,994
Diamondback Energy, Inc.	5,499	752,153
Total Energy		2,801,432
Total Common Stocks
(Cost $222,057,390)		340,529,839

	Face Amount
U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
3.89% due 01/12/23[2,3]	$36,850,000	36,818,009
3.80% due 01/17/23[3,4]	9,029,000	9,016,083
3.61% due 01/12/23[2,3]	300,000	299,740
Total U.S. Treasury Bills
(Cost $46,119,334)		46,133,832

REPURCHASE AGREEMENTS††,5 - 6.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	14,228,590	14,228,590
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	5,472,535	5,472,535
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	5,455,586	5,455,586
Total Repurchase Agreements
(Cost $25,156,711)		25,156,711

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[7]	1,386,247	1,386,247
Total Securities Lending Collateral
(Cost $1,386,247)		1,386,247
Total Investments - 106.1%
(Cost $294,719,682)		$413,206,629
Other Assets & Liabilities, net - (6.1)%		(23,734,013)
Total Net Assets - 100.0%		$389,472,616

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	451	Mar 2023	$99,427,460	$(3,915,264)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	01/26/23	3,411	$37,314,562	$(2,520,564)
BNP Paribas	NASDAQ-100 Index	Pay	4.98% (Federal Funds Rate + 0.65%)	At Maturity	01/26/23	6,033	65,998,078	(2,684,086)
Barclays Bank plc	NASDAQ-100 Index	Pay	4.80% (SOFR + 0.50%)	At Maturity	01/25/23	21,546	235,704,019	(16,821,320)
							$339,016,659	$(22,025,970)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$340,529,839	$—	$—	$340,529,839
U.S. Treasury Bills	—	46,133,832	—	46,133,832
Repurchase Agreements	—	25,156,711	—	25,156,711
Securities Lending Collateral	1,386,247	—	—	1,386,247
Total Assets	$341,916,086	$71,290,543	$—	$413,206,629

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,915,264	$—	$—	$3,915,264
Equity Index Swap Agreements**	—	22,025,970	—	22,025,970
Total Liabilities	$3,915,264	$22,025,970	$—	$25,941,234

** This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6%
Consumer, Non-cyclical - 15.2%
Halozyme Therapeutics, Inc.*	600	$34,140
Shockwave Medical, Inc.*	160	32,898
Inspire Medical Systems, Inc.*	127	31,989
Karuna Therapeutics, Inc.*	136	26,724
Celsius Holdings, Inc.*	248	25,802
Medpace Holdings, Inc.*	114	24,215
HealthEquity, Inc.*	374	23,053
Ensign Group, Inc.	243	22,990
LHC Group, Inc.*	135	21,828
Apellis Pharmaceuticals, Inc.*	422	21,822
Intra-Cellular Therapies, Inc.*	412	21,803
Option Care Health, Inc.*	702	21,123
AMN Healthcare Services, Inc.*	194	19,947
Alkermes plc*	739	19,310
Arrowhead Pharmaceuticals, Inc.*	467	18,941
Insperity, Inc.	164	18,630
Haemonetics Corp.*	230	18,089
Triton International Ltd.	262	18,020
ASGN, Inc.*	221	18,007
Merit Medical Systems, Inc.*	253	17,867
API Group Corp.*	938	17,644
Lancaster Colony Corp.	88	17,362
Prometheus Biosciences, Inc.*	157	17,270
Cytokinetics, Inc.*	372	17,045
Madrigal Pharmaceuticals, Inc.*	58	16,835
Lantheus Holdings, Inc.*	310	15,798
Vaxcyte, Inc.*	323	15,488
Sprouts Farmers Market, Inc.*	477	15,441
BellRing Brands, Inc.*	598	15,333
Amicus Therapeutics, Inc.*	1,250	15,262
Simply Good Foods Co.*	400	15,212
Neogen Corp.*	977	14,880
Herc Holdings, Inc.	113	14,867
Chegg, Inc.*	564	14,252
Prestige Consumer Healthcare, Inc.*	224	14,022
Inari Medical, Inc.*	219	13,920
Axonics, Inc.*	221	13,819
Denali Therapeutics, Inc.*	490	13,627
LivaNova plc*	243	13,496
Hostess Brands, Inc.*	601	13,486
ABM Industries, Inc.	299	13,282
Intellia Therapeutics, Inc.*	370	12,909
Alight, Inc. — Class A*	1,539	12,866
IVERIC bio, Inc.*	596	12,760
iRhythm Technologies, Inc.*	134	12,552
Insmed, Inc.*	609	12,168
PTC Therapeutics, Inc.*	318	12,138
elf Beauty, Inc.*	219	12,110
Korn Ferry	239	12,098
Helen of Troy Ltd.*	108	11,978
Blueprint Medicines Corp.*	271	11,872
StoneCo Ltd. — Class A*	1,256	11,857
Select Medical Holdings Corp.	470	11,670
TriNet Group, Inc.*	169	11,458
CONMED Corp.	129	11,434
TreeHouse Foods, Inc.*	231	11,407
Beam Therapeutics, Inc.*	288	11,264
Axsome Therapeutics, Inc.*	144	11,107
Primo Water Corp.	714	11,096
Patterson Companies, Inc.	395	11,072
Brink's Co.	204	10,957
Alarm.com Holdings, Inc.*	218	10,787
Coca-Cola Consolidated, Inc.	21	10,759
Progyny, Inc.*	339	10,560
STAAR Surgical Co.*	217	10,533
Graham Holdings Co. — Class B	17	10,272
Integer Holdings Corp.*	149	10,200
United Natural Foods, Inc.*	263	10,181
J & J Snack Foods Corp.	68	10,180
CBIZ, Inc.*	216	10,120
Omnicell, Inc.*	199	10,034
WD-40 Co.	62	9,995
NuVasive, Inc.*	237	9,774
Prothena Corporation plc*	161	9,700
BioCryst Pharmaceuticals, Inc.*	841	9,655
AbCellera Biologics, Inc.*,1	939	9,512
Cal-Maine Foods, Inc.	172	9,365
Celldex Therapeutics, Inc.*	208	9,271
AtriCure, Inc.*	207	9,187
Sabre Corp.*	1,478	9,134
Glaukos Corp.*	207	9,042
Sage Therapeutics, Inc.*	236	9,001
Edgewell Personal Care Co.	233	8,980
EVERTEC, Inc.	277	8,969
Silk Road Medical, Inc.*	169	8,932
ACADIA Pharmaceuticals, Inc.*	545	8,676
Akero Therapeutics, Inc.*	157	8,604
TransMedics Group, Inc.*	137	8,456
Amylyx Pharmaceuticals, Inc.*	227	8,388
Pacific Biosciences of California, Inc.*	1,024	8,376
Vir Biotechnology, Inc.*	329	8,327
ICF International, Inc.	84	8,320
Catalyst Pharmaceuticals, Inc.*	434	8,072
Strategic Education, Inc.	103	8,067
REVOLUTION Medicines, Inc.*	335	7,980
Supernus Pharmaceuticals, Inc.*	222	7,919
Corcept Therapeutics, Inc.*	387	7,860
Pacira BioSciences, Inc.*	203	7,838
Inter Parfums, Inc.	81	7,818
John Wiley & Sons, Inc. — Class A	195	7,812
Cerevel Therapeutics Holdings, Inc.*	246	7,759
Vector Group Ltd.	652	7,733
Veracyte, Inc.*	325	7,712
Ironwood Pharmaceuticals, Inc. — Class A*	620	7,682
Arvinas, Inc.*	220	7,526
Krystal Biotech, Inc.*	95	7,526
R1 RCM, Inc.*	677	7,413
Evo Payments, Inc. — Class A*	214	7,242
Adtalem Global Education, Inc.*	203	7,206
TG Therapeutics, Inc.*	604	7,145
LiveRamp Holdings, Inc.*	299	7,009
Agios Pharmaceuticals, Inc.*	247	6,936
Addus HomeCare Corp.*	69	6,865
MGP Ingredients, Inc.	64	6,808
Xencor, Inc.*	260	6,770
Revance Therapeutics, Inc.*	364	6,719

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Herbalife Nutrition Ltd.*	444	$6,607
Embecta Corp.	260	6,575
Harmony Biosciences Holdings, Inc.*	119	6,557
Owens & Minor, Inc.*	334	6,523
Hain Celestial Group, Inc.*	403	6,521
Central Garden & Pet Co. — Class A*	182	6,516
Meridian Bioscience, Inc.*	195	6,476
Huron Consulting Group, Inc.*	89	6,461
Monro, Inc.	141	6,373
FibroGen, Inc.*	396	6,344
Surgery Partners, Inc.*	227	6,324
AdaptHealth Corp.*	327	6,285
Nevro Corp.*	158	6,257
Ingles Markets, Inc. — Class A	64	6,173
Weis Markets, Inc.	75	6,172
Textainer Group Holdings Ltd.	196	6,078
Coursera, Inc.*	512	6,057
Twist Bioscience Corp.*	254	6,048
Syndax Pharmaceuticals, Inc.*	237	6,032
MannKind Corp.*	1,128	5,945
CoreCivic, Inc.*	514	5,942
Chinook Therapeutics, Inc.*	225	5,895
GEO Group, Inc.*	537	5,880
Laureate Education, Inc. — Class A	610	5,868
CorVel Corp.*	40	5,813
Universal Corp.	110	5,809
Travere Therapeutics, Inc.*	276	5,804
Stride, Inc.*	184	5,756
Relay Therapeutics, Inc.*	383	5,722
Dynavax Technologies Corp.*	536	5,703
Avanos Medical, Inc.*	210	5,683
Medifast, Inc.	49	5,652
Vericel Corp.*	213	5,610
Pediatrix Medical Group, Inc.*	373	5,543
ZipRecruiter, Inc. — Class A*	328	5,386
Payoneer Global, Inc.*	981	5,366
Cytek Biosciences, Inc.*	518	5,289
Myriad Genetics, Inc.*	360	5,224
NeoGenomics, Inc.*	563	5,202
Chefs' Warehouse, Inc.*	155	5,158
Vivint Smart Home, Inc.*	430	5,117
ModivCare, Inc.*	57	5,115
Cassava Sciences, Inc.*,1	173	5,110
Remitly Global, Inc.*	445	5,095
Rent-A-Center, Inc.	225	5,074
Andersons, Inc.	145	5,073
Avidity Biosciences, Inc.*	226	5,015
Replimune Group, Inc.*	184	5,005
National Beverage Corp.*	107	4,979
Viridian Therapeutics, Inc.*	170	4,966
DICE Therapeutics, Inc.*	159	4,961
Kforce, Inc.	89	4,880
Amphastar Pharmaceuticals, Inc.*	174	4,875
ImmunoGen, Inc.*	973	4,826
PROCEPT BioRobotics Corp.*	116	4,819
Arcus Biosciences, Inc.*	233	4,818
Reata Pharmaceuticals, Inc. — Class A*	125	4,749
SpartanNash Co.	157	4,748
Rocket Pharmaceuticals, Inc.*	242	4,736
Recursion Pharmaceuticals, Inc. — Class A*	614	4,734
Utz Brands, Inc.	298	4,726
US Physical Therapy, Inc.	58	4,700
MoneyGram International, Inc.*	425	4,628
Ligand Pharmaceuticals, Inc. — Class B*	69	4,609
Aclaris Therapeutics, Inc.*	281	4,426
Crinetics Pharmaceuticals, Inc.*	239	4,374
Iovance Biotherapeutics, Inc.*	683	4,364
Imago Biosciences, Inc.*	119	4,278
Cross Country Healthcare, Inc.*	161	4,278
Kymera Therapeutics, Inc.*	171	4,268
Zentalis Pharmaceuticals, Inc.*	211	4,250
Perdoceo Education Corp.*	305	4,240
RadNet, Inc.*	223	4,199
Enanta Pharmaceuticals, Inc.*	89	4,140
REGENXBIO, Inc.*	182	4,128
Arcellx, Inc.*	133	4,120
SpringWorks Therapeutics, Inc.*	157	4,084
LeMaitre Vascular, Inc.	88	4,050
Healthcare Services Group, Inc.	336	4,032
Paragon 28, Inc.*	209	3,994
Alphatec Holdings, Inc.*	323	3,989
Biohaven Ltd.*	285	3,956
Verve Therapeutics, Inc.*	204	3,947
Geron Corp.*	1,629	3,942
Beauty Health Co.*	427	3,886
Adaptive Biotechnologies Corp.*	505	3,858
PROG Holdings, Inc.*	226	3,817
Fate Therapeutics, Inc.*	377	3,804
Innoviva, Inc.*	287	3,803
Avid Bioservices, Inc.*	276	3,801
CRA International, Inc.	31	3,795
Keros Therapeutics, Inc.*	79	3,794
SunOpta, Inc.*	442	3,731
Ideaya Biosciences, Inc.*	199	3,616
Fresh Del Monte Produce, Inc.	138	3,614
Bridgebio Pharma, Inc.*	474	3,612
Kura Oncology, Inc.*	288	3,574
Collegium Pharmaceutical, Inc.*	154	3,573
Varex Imaging Corp.*	175	3,552
Quanex Building Products Corp.	150	3,552
B&G Foods, Inc.[1]	314	3,501
Treace Medical Concepts, Inc.*	151	3,471
First Advantage Corp.*	266	3,458
Udemy, Inc.*	327	3,450
Green Dot Corp. — Class A*	218	3,449
Beyond Meat, Inc.*,1	278	3,422
National Healthcare Corp.	57	3,392
Legalzoom.com, Inc.*	435	3,367
Krispy Kreme, Inc.	326	3,364
Atrion Corp.	6	3,357
Deciphera Pharmaceuticals, Inc.*	204	3,344
Cogent Biosciences, Inc.*	289	3,341
Deluxe Corp.	196	3,328
Cutera, Inc.*	75	3,316
Ventyx Biosciences, Inc.*	101	3,312
Theravance Biopharma, Inc.*	292	3,276
ADMA Biologics, Inc.*	842	3,267
John B Sanfilippo & Son, Inc.	40	3,253
Inhibrx, Inc.*	132	3,252
Immunovant, Inc.*	182	3,230

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Repay Holdings Corp.*	397	$3,196
SP Plus Corp.*	91	3,160
Morphic Holding, Inc.*	117	3,130
Paya Holdings, Inc.*	397	3,124
ViewRay, Inc.*	671	3,006
4D Molecular Therapeutics, Inc.*	135	2,998
Agenus, Inc.*	1,249	2,998
Barrett Business Services, Inc.	32	2,985
Tootsie Roll Industries, Inc.	70	2,980
American Well Corp. — Class A*	1,040	2,943
Fulgent Genetics, Inc.*	98	2,918
Anavex Life Sciences Corp.*	309	2,861
TrueBlue, Inc.*	146	2,859
Cerus Corp.*	782	2,854
AnaptysBio, Inc.*	91	2,820
Cass Information Systems, Inc.	61	2,795
BioLife Solutions, Inc.*	153	2,785
Editas Medicine, Inc.*	313	2,776
Duckhorn Portfolio, Inc.*	167	2,767
Provention Bio, Inc.*	260	2,748
Heska Corp.*	44	2,735
Lyell Immunopharma, Inc.*	784	2,720
USANA Health Sciences, Inc.*	51	2,713
Emergent BioSolutions, Inc.*	228	2,693
Resources Connection, Inc.	144	2,647
Coherus Biosciences, Inc.*	334	2,645
CareDx, Inc.*	231	2,636
Aurinia Pharmaceuticals, Inc.*	608	2,627
OrthoPediatrics Corp.*	66	2,622
CTI BioPharma Corp.*	436	2,620
Alector, Inc.*	282	2,603
Kelly Services, Inc. — Class A	153	2,586
DocGo, Inc.*	365	2,581
Franklin Covey Co.*	55	2,572
Castle Biosciences, Inc.*	109	2,566
Ennis, Inc.	115	2,548
23andMe Holding Co. — Class A*	1,165	2,516
Heidrick & Struggles International, Inc.	89	2,489
Hackett Group, Inc.	122	2,485
Community Health Systems, Inc.*	567	2,449
Point Biopharma Global, Inc.*	336	2,449
Cardiovascular Systems, Inc.*	179	2,438
I3 Verticals, Inc. — Class A*	100	2,434
National Research Corp. — Class A	64	2,387
Arcutis Biotherapeutics, Inc.*	160	2,368
Mersana Therapeutics, Inc.*	401	2,350
RAPT Therapeutics, Inc.*	118	2,336
ACCO Brands Corp.	417	2,331
AngioDynamics, Inc.*	169	2,327
Bluebird Bio, Inc.*	336	2,325
Brookdale Senior Living, Inc. — Class A*	843	2,301
Calavo Growers, Inc.	78	2,293
ANI Pharmaceuticals, Inc.*	57	2,293
OPKO Health, Inc.*	1,830	2,288
Day One Biopharmaceuticals, Inc.*	106	2,281
Protagonist Therapeutics, Inc.*	209	2,280
Allogene Therapeutics, Inc.*	361	2,271
Transcat, Inc.*	32	2,268
Nuvalent, Inc. — Class A*	76	2,263
Nurix Therapeutics, Inc.*	205	2,251
Viad Corp.*	92	2,244
EQRx, Inc.*	908	2,234
Cimpress plc*	80	2,209
V2X, Inc.*	53	2,188
Cara Therapeutics, Inc.*	203	2,180
MaxCyte, Inc.*	394	2,151
Accolade, Inc.*	276	2,150
Artivion, Inc.*	177	2,145
Senseonics Holdings, Inc.*	2,076	2,138
Quanterix Corp.*	154	2,133
2U, Inc.*	338	2,119
Mission Produce, Inc.*	182	2,115
Kiniksa Pharmaceuticals Ltd. — Class A*	141	2,112
iTeos Therapeutics, Inc.*	107	2,090
Surmodics, Inc.*	61	2,081
SI-BONE, Inc.*	152	2,067
Riot Blockchain, Inc.*,1	609	2,065
Inogen, Inc.*	104	2,050
Agiliti, Inc.*	125	2,039
Target Hospitality Corp.*	134	2,029
Vital Farms, Inc.*	135	2,014
Benson Hill, Inc.*	776	1,979
Multiplan Corp.*	1,713	1,970
Invitae Corp.*	1,054	1,960
Anika Therapeutics, Inc.*	66	1,954
Bionano Genomics, Inc.*	1,323	1,931
ImmunityBio, Inc.*,1	371	1,881
Bioxcel Therapeutics, Inc.*	87	1,869
Vanda Pharmaceuticals, Inc.*	252	1,862
Nektar Therapeutics*	823	1,860
Axogen, Inc.*	184	1,836
MacroGenics, Inc.*	273	1,832
Esperion Therapeutics, Inc.*	293	1,825
Orthofix Medical, Inc.*	88	1,807
Forrester Research, Inc.*	50	1,788
Seres Therapeutics, Inc.*	319	1,786
Arcturus Therapeutics Holdings, Inc.*	105	1,781
Paysafe Ltd.*	128	1,774
Tejon Ranch Co.*	94	1,771
Sangamo Therapeutics, Inc.*	559	1,755
Vita Coco Company, Inc.*	126	1,741
Custom Truck One Source, Inc.*	270	1,706
SomaLogic, Inc.*	678	1,702
Albireo Pharma, Inc.*	78	1,686
Central Garden & Pet Co.*	45	1,685
NanoString Technologies, Inc.*	211	1,682
Sutro Biopharma, Inc.*	207	1,673
Dyne Therapeutics, Inc.*	144	1,669
Atea Pharmaceuticals, Inc.*	346	1,664
Sterling Check Corp.*	107	1,655
Carriage Services, Inc. — Class A	60	1,652
Marathon Digital Holdings, Inc.*,1	479	1,638
Aaron's Company, Inc.	137	1,637
LifeStance Health Group, Inc.*	328	1,620
Clover Health Investments Corp.*	1,733	1,611
Inovio Pharmaceuticals, Inc.*	1,030	1,607
Sana Biotechnology, Inc.*	403	1,592

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Non-cyclical - 15.2% (continued)
2seventy bio, Inc.*	169	$1,584
Design Therapeutics, Inc.*	154	1,580
SIGA Technologies, Inc.	214	1,575
OraSure Technologies, Inc.*	325	1,566
Caribou Biosciences, Inc.*	249	1,564
Veru, Inc.*	295	1,558
Tango Therapeutics, Inc.*	211	1,530
Kezar Life Sciences, Inc.*	217	1,528
Sorrento Therapeutics, Inc.*	1,723	1,527
Utah Medical Products, Inc.	15	1,508
Butterfly Network, Inc.*	602	1,481
Turning Point Brands, Inc.	68	1,471
Seneca Foods Corp. — Class A*	24	1,463
Nano-X Imaging Ltd.*,1	198	1,461
PMV Pharmaceuticals, Inc.*	167	1,453
Mirum Pharmaceuticals, Inc.*	74	1,443
Cullinan Oncology, Inc.*	136	1,435
MiMedx Group, Inc.*	511	1,421
Zynex, Inc.	100	1,391
BrightView Holdings, Inc.*	201	1,385
Liquidia Corp.*	216	1,376
Eagle Pharmaceuticals, Inc.*	47	1,374
Intercept Pharmaceuticals, Inc.*	111	1,373
Atara Biotherapeutics, Inc.*	417	1,368
Arlo Technologies, Inc.*	388	1,362
Seer, Inc.*	234	1,357
ShotSpotter, Inc.*	40	1,353
SeaSpine Holdings Corp.*	161	1,344
Oscar Health, Inc. — Class A*	536	1,319
Pulmonx Corp.*	155	1,307
Pennant Group, Inc.*	117	1,285
Erasca, Inc.*	294	1,267
Ocugen, Inc.*,1	970	1,261
Alta Equipment Group, Inc.	94	1,240
Phibro Animal Health Corp. — Class A	92	1,234
Aerovate Therapeutics, Inc.*	42	1,231
Vera Therapeutics, Inc.*	63	1,219
OmniAb, Inc.*	336	1,210
Evolus, Inc.*	161	1,209
European Wax Center, Inc. — Class A	97	1,208
Edgewise Therapeutics, Inc.*	135	1,207
Tarsus Pharmaceuticals, Inc.*	82	1,202
RxSight, Inc.*	93	1,178
Karyopharm Therapeutics, Inc.*	345	1,173
Rigel Pharmaceuticals, Inc.*	782	1,173
Phathom Pharmaceuticals, Inc.*	104	1,167
Heron Therapeutics, Inc.*	466	1,165
Adicet Bio, Inc.*	128	1,144
PetIQ, Inc.*	124	1,143
Arbutus Biopharma Corp.*	490	1,142
Fulcrum Therapeutics, Inc.*	155	1,128
C4 Therapeutics, Inc.*	191	1,127
CinCor Pharma, Inc.*	90	1,106
ALX Oncology Holdings, Inc.*	97	1,093
Kodiak Sciences, Inc.*	150	1,074
American Public Education, Inc.*	85	1,045
Janux Therapeutics, Inc.*	77	1,014
Nuvation Bio, Inc.*	528	1,014
Cue Health, Inc.*	489	1,012
Tactile Systems Technology, Inc.*	88	1,010
Cano Health, Inc.*	734	1,006
Universal Technical Institute, Inc.*	148	995
HilleVax, Inc.*	59	987
CareMax, Inc.*	270	985
Ocular Therapeutix, Inc.*	349	981
Monte Rosa Therapeutics, Inc.*	128	974
WW International, Inc.*	246	950
Willdan Group, Inc.*	53	946
Stoke Therapeutics, Inc.*	102	941
Amneal Pharmaceuticals, Inc.*	467	929
iRadimed Corp.	32	905
Joint Corp.*	64	895
NGM Biopharmaceuticals, Inc.*	178	894
MeiraGTx Holdings plc*	137	893
Honest Company, Inc.*	295	888
Village Super Market, Inc. — Class A	38	885
Nkarta, Inc.*	147	881
Zimvie, Inc.*	94	878
Prime Medicine, Inc.*	47	873
Aura Biosciences, Inc.*	83	871
Organogenesis Holdings, Inc.*	318	855
Aadi Bioscience, Inc.*	66	847
Generation Bio Co.*	214	841
Distribution Solutions Group, Inc.*	22	811
Y-mAbs Therapeutics, Inc.*	166	810
Kinnate Biopharma, Inc.*	132	805
Icosavax, Inc.*	101	802
Affimed N.V.*	645	800
Xeris Biopharma Holdings, Inc.*	600	798
IGM Biosciences, Inc.*	46	782
Lifecore Biomedical, Inc.*	119	771
Quantum-Si, Inc.*	414	758
KalVista Pharmaceuticals, Inc.*	111	750
Whole Earth Brands, Inc.*	184	749
Information Services Group, Inc.	159	731
Allovir, Inc.*	141	723
BRC, Inc. — Class A*	117	715
Chimerix, Inc.*	382	711
Precigen, Inc.*	458	696
Akoya Biosciences, Inc.*	71	679
Berkeley Lights, Inc.*	253	678
22nd Century Group, Inc.*,1	734	676
Alico, Inc.	28	668
Rent the Runway, Inc. — Class A*	212	647
HF Foods Group, Inc.*	159	646
Lexicon Pharmaceuticals, Inc.*	337	644
Innovage Holding Corp.*,1	87	625
Quad/Graphics, Inc.*	153	624
Gossamer Bio, Inc.*	285	618
Outlook Therapeutics, Inc.*	537	580
Foghorn Therapeutics, Inc.*	90	574
Bright Health Group, Inc.*	875	569
Spire Global, Inc.*	567	544
Vaxart, Inc.*	561	539
Alpine Immune Sciences, Inc.*	71	522
Singular Genomics Systems, Inc.*	253	509
PepGen, Inc.*	38	508

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Nature's Sunshine Products, Inc.*	61	$508
Absci Corp.*	239	502
Vicarious Surgical, Inc.*,1	247	499
Athira Pharma, Inc.*	154	488
Vintage Wine Estates, Inc.*	145	473
Rallybio Corp.*	71	466
Century Therapeutics, Inc.*	90	462
PFSweb, Inc.	75	461
Tyra Biosciences, Inc.*	59	448
Relmada Therapeutics, Inc.*	124	433
Priority Technology Holdings, Inc.*	81	426
EyePoint Pharmaceuticals, Inc.*	118	413
Praxis Precision Medicines, Inc.*	171	407
Inotiv, Inc.*	79	390
Nautilus Biotechnology, Inc.*	216	389
Natural Grocers by Vitamin Cottage, Inc.	42	384
Theseus Pharmaceuticals, Inc.*	77	383
Bioventus, Inc. — Class A*	143	373
Moneylion, Inc.*	593	368
Invivyd, Inc.*	233	349
VBI Vaccines, Inc.*	874	342
Bakkt Holdings, Inc.*,1	268	319
Kronos Bio, Inc.*	184	298
Tattooed Chef, Inc.*	221	272
Tenaya Therapeutics, Inc.*	127	255
Beachbody Company, Inc.*	474	249
Thorne HealthTech, Inc.*	61	221
Eiger BioPharmaceuticals, Inc.*	187	221
Pardes Biosciences, Inc.*	129	218
Jounce Therapeutics, Inc.*	191	212
AN2 Therapeutics, Inc.*,1	22	210
AirSculpt Technologies, Inc.	56	207
P3 Health Partners, Inc.*	111	204
Instil Bio, Inc.*	315	198
Sema4 Holdings Corp.*	717	189
AppHarvest, Inc.*	329	187
CompoSecure, Inc.*	35	172
Humacyte, Inc.*	80	169
Alpha Teknova, Inc.*	28	158
Aveanna Healthcare Holdings, Inc.*	201	157
Bird Global, Inc. — Class A*	777	140
Oncology Institute, Inc.*	84	139
MarketWise, Inc.*	77	129
Babylon Holdings Ltd. — Class A*	19	128
Science 37 Holdings, Inc.*	282	117
Local Bounti Corp.*	84	117
Talaris Therapeutics, Inc.*	102	104
ATI Physical Therapy, Inc.*	339	103
Celularity, Inc.*	77	99
Cipher Mining, Inc.*	176	99
Enochian Biosciences, Inc.*	89	92
VistaGen Therapeutics, Inc.*	883	91
GreenLight Biosciences Holdings PBC*,1	63	74
Wejo Group Ltd.*	103	50
Owlet, Inc.*	75	42
Tricida, Inc.*	151	23
Tenon Medical, Inc.*	14	22
Greenidge Generation Holdings, Inc.*,1	59	17
Gelesis Holdings, Inc.*	44	13
Leafly Holdings, Inc.*	19	13
Boxed, Inc.*	52	10
Total Consumer, Non-cyclical		2,452,883
Financial - 14.9%
Agree Realty Corp. REIT	394	27,946
STAG Industrial, Inc. REIT	812	26,236
SouthState Corp.	338	25,810
Kinsale Capital Group, Inc.	97	25,368
Glacier Bancorp, Inc.	501	24,759
United Bankshares, Inc.	589	23,849
Selective Insurance Group, Inc.	269	23,836
Old National Bancorp	1,321	23,752
RLI Corp.	176	23,104
Valley National Bancorp	1,940	21,941
Kite Realty Group Trust REIT	981	20,650
Cadence Bank	819	20,196
First Financial Bankshares, Inc.	585	20,124
Ryman Hospitality Properties, Inc. REIT	242	19,791
Houlihan Lokey, Inc.	226	19,698
Home BancShares, Inc.	847	19,303
Terreno Realty Corp. REIT	335	19,051
Hancock Whitney Corp.	388	18,775
Essent Group Ltd.	475	18,468
Independent Bank Corp.	207	17,477
Independence Realty Trust, Inc. REIT	1,005	16,944
Phillips Edison & Company, Inc. REIT	522	16,620
UMB Financial Corp.	198	16,537
Blackstone Mortgage Trust, Inc. — Class A REIT	772	16,343
United Community Banks, Inc.	482	16,292
PotlatchDeltic Corp. REIT	359	15,792
ServisFirst Bancshares, Inc.	227	15,643
Associated Banc-Corp.	677	15,632
First Interstate BancSystem, Inc. — Class A	402	15,537
CVB Financial Corp.	602	15,501
Apple Hospitality REIT, Inc.	975	15,385
Community Bank System, Inc.	242	15,234
Essential Properties Realty Trust, Inc. REIT	634	14,880
Physicians Realty Trust REIT	1,020	14,759
American Equity Investment Life Holding Co.	319	14,553
Ameris Bancorp	300	14,142
Federated Hermes, Inc. — Class B	384	13,943
Texas Capital Bancshares, Inc.*	226	13,630
Radian Group, Inc.	709	13,521
Pacific Premier Bancorp, Inc.	425	13,413
Cathay General Bancorp	326	13,298
Corporate Office Properties Trust REIT	511	13,255
Sabra Health Care REIT, Inc.	1,046	13,002
Innovative Industrial Properties, Inc. REIT	126	12,770
Mr Cooper Group, Inc.*	312	12,521
WSFS Financial Corp.	276	12,514
LXP Industrial Trust REIT	1,225	12,275

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Financial - 14.9% (continued)
Broadstone Net Lease, Inc. REIT	753	$12,206
Fulton Financial Corp.	722	12,151
Eastern Bankshares, Inc.	703	12,127
SITE Centers Corp. REIT	883	12,062
Atlantic Union Bankshares Corp.	340	11,948
BankUnited, Inc.	350	11,889
Simmons First National Corp. — Class A	548	11,826
Genworth Financial, Inc. — Class A*	2,229	11,791
Equity Commonwealth REIT	472	11,786
Enstar Group Ltd.*	51	11,783
Jackson Financial, Inc. — Class A	337	11,724
CNO Financial Group, Inc.	513	11,722
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	386	11,186
International Bancshares Corp.	242	11,074
Moelis & Co. — Class A	287	11,012
Outfront Media, Inc. REIT	664	11,009
Macerich Co. REIT	977	11,001
Walker & Dunlop, Inc.	139	10,909
McGrath RentCorp	110	10,861
Columbia Banking System, Inc.	357	10,756
First Merchants Corp.	260	10,689
First BanCorp	820	10,430
First Financial Bancorp	423	10,249
Hamilton Lane, Inc. — Class A	160	10,221
Piper Sandler Cos.	77	10,025
Axos Financial, Inc.*	260	9,937
Washington Federal, Inc.	294	9,864
Arbor Realty Trust, Inc. REIT	746	9,840
National Health Investors, Inc. REIT	188	9,817
Focus Financial Partners, Inc. — Class A*	263	9,802
Banner Corp.	155	9,796
Trustmark Corp.	278	9,705
Independent Bank Group, Inc.	161	9,673
WesBanco, Inc.	258	9,541
Four Corners Property Trust, Inc. REIT	365	9,464
TowneBank	305	9,406
Renasant Corp.	248	9,322
Sunstone Hotel Investors, Inc. REIT	957	9,245
Park National Corp.	65	9,149
Cushman & Wakefield plc*	721	8,984
Heartland Financial USA, Inc.	186	8,671
Seacoast Banking Corporation of Florida	274	8,546
Bread Financial Holdings, Inc.	226	8,511
Kennedy-Wilson Holdings, Inc.	535	8,416
Trupanion, Inc.*	177	8,413
Stock Yards Bancorp, Inc.	129	8,382
Tanger Factory Outlet Centers, Inc. REIT	460	8,252
NBT Bancorp, Inc.	190	8,250
Retail Opportunity Investments Corp. REIT	547	8,221
CareTrust REIT, Inc.	437	8,119
Lakeland Financial Corp.	111	8,100
Artisan Partners Asset Management, Inc. — Class A	272	8,078
Navient Corp.	480	7,896
Pebblebrook Hotel Trust REIT	589	7,887
PJT Partners, Inc. — Class A	107	7,885
BancFirst Corp.	89	7,848
Enterprise Financial Services Corp.	160	7,834
DiamondRock Hospitality Co. REIT	951	7,789
NMI Holdings, Inc. — Class A*	370	7,733
Northwest Bancshares, Inc.	551	7,703
RLJ Lodging Trust REIT	723	7,657
StoneX Group, Inc.*	78	7,433
Cohen & Steers, Inc.	115	7,424
Urban Edge Properties REIT	519	7,313
InvenTrust Properties Corp. REIT	307	7,267
TriCo Bancshares	141	7,190
Bancorp, Inc.*	250	7,095
Elme Communities REIT	396	7,049
Provident Financial Services, Inc.	329	7,027
Sandy Spring Bancorp, Inc.	198	6,976
Westamerica BanCorp	118	6,963
Horace Mann Educators Corp.	186	6,951
Apollo Commercial Real Estate Finance, Inc. REIT	638	6,865
PennyMac Financial Services, Inc.	121	6,856
First BanCorp Puerto Rico	160	6,854
Xenia Hotels & Resorts, Inc. REIT	519	6,840
Hilltop Holdings, Inc.	225	6,752
Hope Bancorp, Inc.	525	6,725
Bank of NT Butterfield & Son Ltd.	225	6,707
BRP Group, Inc. — Class A*	266	6,687
Veritex Holdings, Inc.	238	6,683
Getty Realty Corp. REIT	191	6,465
Cannae Holdings, Inc.*	313	6,463
LTC Properties, Inc. REIT	178	6,324
Eagle Bancorp, Inc.	143	6,302
City Holding Co.	67	6,237
Veris Residential, Inc. REIT*	391	6,229
Two Harbors Investment Corp. REIT	392	6,182
Alexander & Baldwin, Inc. REIT	328	6,143
Flywire Corp.*	251	6,142
Claros Mortgage Trust, Inc.	417	6,134
Stellar Bancorp, Inc.	206	6,069
Acadia Realty Trust REIT	422	6,056
St. Joe Co.	156	6,029
StepStone Group, Inc. — Class A	239	6,018
S&T Bancorp, Inc.	176	6,016
Nelnet, Inc. — Class A	66	5,990
Uniti Group, Inc. REIT	1,076	5,950
Berkshire Hills Bancorp, Inc.	199	5,950
American Assets Trust, Inc. REIT	224	5,936
Virtus Investment Partners, Inc.	31	5,935
Global Net Lease, Inc. REIT	472	5,933
First Commonwealth Financial Corp.	423	5,909
Easterly Government Properties, Inc. REIT	413	5,894

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Financial - 14.9% (continued)
FB Financial Corp.	162	$5,855
PRA Group, Inc.*	173	5,844
OFG Bancorp	211	5,815
First Busey Corp.	234	5,784
Chimera Investment Corp. REIT	1,049	5,769
Pathward Financial, Inc.	130	5,596
OceanFirst Financial Corp.	263	5,589
National Bank Holdings Corp. — Class A	132	5,553
Safety Insurance Group, Inc.	65	5,477
Blucora, Inc.*	214	5,463
BGC Partners, Inc. — Class A	1,449	5,463
Service Properties Trust REIT	745	5,431
Enova International, Inc.*	139	5,333
Employers Holdings, Inc.	123	5,305
Stewart Information Services Corp.	122	5,213
Triumph Financial, Inc.*	106	5,180
Ladder Capital Corp. — Class A REIT	515	5,171
Piedmont Office Realty Trust, Inc. — Class A REIT	557	5,108
Capitol Federal Financial, Inc.	589	5,095
Paramount Group, Inc. REIT	854	5,073
Compass Diversified Holdings	277	5,050
Southside Bancshares, Inc.	139	5,003
Encore Capital Group, Inc.*	104	4,986
PennyMac Mortgage Investment Trust REIT	401	4,968
Palomar Holdings, Inc.*	110	4,968
Lakeland Bancorp, Inc.	282	4,966
Franklin BSP Realty Trust, Inc. REIT	382	4,928
Tompkins Financial Corp.	63	4,888
Newmark Group, Inc. — Class A	609	4,854
Apartment Investment and Management Co. — Class A REIT	679	4,834
Brookline Bancorp, Inc.	341	4,825
Heritage Financial Corp.	157	4,810
Brandywine Realty Trust REIT	769	4,729
Dime Community Bancshares, Inc.	148	4,711
German American Bancorp, Inc.	126	4,700
Farmer Mac — Class C	41	4,621
Cowen, Inc. — Class A	119	4,596
MFA Financial, Inc. REIT	465	4,580
NETSTREIT Corp. REIT	248	4,546
AMERISAFE, Inc.	87	4,521
NexPoint Residential Trust, Inc. REIT	103	4,483
Preferred Bank/Los Angeles CA	60	4,477
Live Oak Bancshares, Inc.	148	4,470
Nicolet Bankshares, Inc.*	55	4,388
Premier Financial Corp.	161	4,342
New York Mortgage Trust, Inc. REIT	1,666	4,265
ProAssurance Corp.	244	4,263
Mercury General Corp.	121	4,138
Empire State Realty Trust, Inc. — Class A REIT	611	4,118
ConnectOne Bancorp, Inc.	168	4,067
Centerspace REIT	69	4,048
LendingClub Corp.*	460	4,048
Radius Global Infrastructure, Inc. — Class A*	341	4,031
Marcus & Millichap, Inc.	114	3,927
Customers Bancorp, Inc.*	138	3,911
1st Source Corp.	73	3,876
Community Healthcare Trust, Inc. REIT	107	3,831
RPT Realty REIT	379	3,805
Banc of California, Inc.	238	3,791
Origin Bancorp, Inc.	102	3,743
Argo Group International Holdings Ltd.	144	3,722
Washington Trust Bancorp, Inc.	77	3,633
UMH Properties, Inc.	224	3,606
Necessity Retail REIT, Inc.	606	3,594
Ready Capital Corp. REIT	322	3,587
QCR Holdings, Inc.	72	3,574
Peoples Bancorp, Inc.	126	3,559
International Money Express, Inc.*	145	3,534
Ambac Financial Group, Inc.*	201	3,506
Armada Hoffler Properties, Inc. REIT	304	3,496
James River Group Holdings Ltd.	167	3,492
Heritage Commerce Corp.	266	3,458
eXp World Holdings, Inc.[1]	312	3,457
Univest Financial Corp.	132	3,449
Redwood Trust, Inc. REIT	510	3,448
Safehold, Inc. REIT	120	3,434
Summit Hotel Properties, Inc. REIT	475	3,430
KKR Real Estate Finance Trust, Inc. REIT	245	3,420
Hanmi Financial Corp.	137	3,391
Amerant Bancorp, Inc.	126	3,382
WisdomTree, Inc.	618	3,368
ARMOUR Residential REIT, Inc.	592	3,333
Columbia Financial, Inc.*	154	3,330
First Foundation, Inc.	232	3,325
Enact Holdings, Inc.	136	3,280
Plymouth Industrial REIT, Inc.	171	3,280
Community Trust Bancorp, Inc.	71	3,261
Bank First Corp.	35	3,249
Gladstone Commercial Corp. REIT	174	3,219
TrustCo Bank Corporation NY	85	3,195
Ellington Financial, Inc. REIT	258	3,191
B Riley Financial, Inc.	92	3,146
Anywhere Real Estate, Inc.*	483	3,086
Northfield Bancorp, Inc.	196	3,083
Old Second Bancorp, Inc.	192	3,080
Brightsphere Investment Group, Inc.	147	3,025
Goosehead Insurance, Inc. — Class A*	86	2,953
Peapack-Gladstone Financial Corp.	79	2,940
Office Properties Income Trust REIT	217	2,897
Lemonade, Inc.*	211	2,887
First Bancshares, Inc.	89	2,849
National Western Life Group, Inc. — Class A	10	2,810

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Financial - 14.9% (continued)
HarborOne Bancorp, Inc.	202	$2,808
Compass, Inc. — Class A*	1,205	2,808
MBIA, Inc.*	218	2,801
CBL & Associates Properties, Inc. REIT	121	2,793
Kearny Financial Corp.	274	2,781
Universal Health Realty Income Trust REIT	58	2,768
Metropolitan Bank Holding Corp.*	47	2,757
Horizon Bancorp, Inc.	182	2,745
Camden National Corp.	65	2,710
First Mid Bancshares, Inc.	84	2,695
Gladstone Land Corp. REIT	146	2,679
Chatham Lodging Trust REIT	217	2,663
Farmland Partners, Inc. REIT	213	2,654
United Fire Group, Inc.	97	2,654
BrightSpire Capital, Inc. REIT	425	2,648
Global Medical REIT, Inc.	277	2,626
Dynex Capital, Inc. REIT	205	2,608
Cambridge Bancorp	31	2,575
CrossFirst Bankshares, Inc.*	207	2,569
Urstadt Biddle Properties, Inc. — Class A REIT	135	2,558
Byline Bancorp, Inc.	111	2,550
Midland States Bancorp, Inc.	95	2,529
Flushing Financial Corp.	129	2,500
Great Southern Bancorp, Inc.	42	2,499
Central Pacific Financial Corp.	122	2,474
Silvergate Capital Corp. — Class A*,1	142	2,471
SiriusPoint Ltd.*	418	2,466
First Community Bankshares, Inc.	72	2,441
Diamond Hill Investment Group, Inc.	13	2,405
Mercantile Bank Corp.	70	2,344
Bank of Marin Bancorp	71	2,334
iStar, Inc. REIT	304	2,320
First Financial Corp.	50	2,304
Equity Bancshares, Inc. — Class A	69	2,254
AssetMark Financial Holdings, Inc.*	98	2,254
HomeStreet, Inc.	81	2,234
Coastal Financial Corp.*	47	2,233
Brookfield Business Corp. — Class A	118	2,217
Orion Office REIT, Inc.	259	2,212
Alexander's, Inc. REIT	10	2,201
Saul Centers, Inc. REIT	54	2,197
Independent Bank Corp.	90	2,153
Bar Harbor Bankshares	67	2,147
Arrow Financial Corp.	63	2,136
TPG RE Finance Trust, Inc. REIT	313	2,125
Ares Commercial Real Estate Corp. REIT	206	2,120
Business First Bancshares, Inc.	95	2,103
Broadmark Realty Capital, Inc. REIT	590	2,100
Whitestone REIT — Class B	212	2,044
MidWestOne Financial Group, Inc.	64	2,032
Farmers National Banc Corp.	143	2,019
Redfin Corp.*	476	2,018
Victory Capital Holdings, Inc. — Class A	74	1,985
Capital City Bank Group, Inc.	61	1,982
RMR Group, Inc. — Class A	69	1,949
Mid Penn Bancorp, Inc.	65	1,948
SmartFinancial, Inc.	70	1,925
Invesco Mortgage Capital, Inc. REIT	151	1,922
West BanCorp, Inc.	73	1,865
EZCORP, Inc. — Class A*	227	1,850
Metrocity Bankshares, Inc.	85	1,839
Carter Bankshares, Inc.*	110	1,825
First of Long Island Corp.	100	1,800
CNB Financial Corp.	73	1,737
American National Bankshares, Inc.	47	1,736
Merchants Bancorp	71	1,727
Orchid Island Capital, Inc. REIT	160	1,680
Peoples Financial Services Corp.	32	1,659
Financial Institutions, Inc.	68	1,656
Hingham Institution For Savings The	6	1,656
Southern Missouri Bancorp, Inc.	36	1,650
One Liberty Properties, Inc. REIT	74	1,644
Bridgewater Bancshares, Inc.*	92	1,632
Perella Weinberg Partners	166	1,627
Capstar Financial Holdings, Inc.	92	1,625
Republic Bancorp, Inc. — Class A	39	1,596
Alerus Financial Corp.	68	1,588
City Office REIT, Inc.	188	1,575
FRP Holdings, Inc.*	29	1,562
Southern First Bancshares, Inc.*	34	1,555
Citizens & Northern Corp.	68	1,554
Five Star Bancorp	57	1,553
RE/MAX Holdings, Inc. — Class A	83	1,547
HomeTrust Bancshares, Inc.	64	1,547
Blue Foundry Bancorp*	119	1,529
Oppenheimer Holdings, Inc. — Class A	36	1,524
Indus Realty Trust, Inc. REIT	24	1,524
Waterstone Financial, Inc.	88	1,517
ACNB Corp.	38	1,513
Tiptree, Inc. — Class A	109	1,509
Farmers & Merchants Bancorp Incorporated/Archbold OH	55	1,495
Enterprise Bancorp, Inc.	42	1,483
Civista Bancshares, Inc.	67	1,475
John Marshall Bancorp, Inc.	51	1,468
Amalgamated Financial Corp.	63	1,451
GCM Grosvenor, Inc. — Class A	186	1,415
Shore Bancshares, Inc.	81	1,412
CTO Realty Growth, Inc. REIT	77	1,408
Douglas Elliman, Inc.	343	1,396
RBB Bancorp	66	1,376
Esquire Financial Holdings, Inc.	31	1,341
Home Bancorp, Inc.	33	1,321
First Bancorp, Inc.	44	1,317
First Business Financial Services, Inc.	36	1,316
Macatawa Bank Corp.	119	1,313

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Financial - 14.9% (continued)
Sierra Bancorp	61	$1,296
Guaranty Bancshares, Inc.	37	1,282
Braemar Hotels & Resorts, Inc. REIT	310	1,274
Northeast Bank	30	1,263
Universal Insurance Holdings, Inc.	119	1,260
Granite Point Mortgage Trust, Inc. REIT	235	1,260
Summit Financial Group, Inc.	50	1,244
South Plains Financial, Inc.	45	1,239
Franklin Street Properties Corp. REIT	448	1,223
Hersha Hospitality Trust — Class A REIT	142	1,210
World Acceptance Corp.*	18	1,187
Primis Financial Corp.	100	1,185
BCB Bancorp, Inc.	65	1,169
HCI Group, Inc.	29	1,148
Postal Realty Trust, Inc. — Class A REIT	79	1,148
AFC Gamma, Inc. REIT	72	1,133
NerdWallet, Inc. — Class A*	116	1,114
BayCom Corp.	58	1,101
PCSB Financial Corp.	56	1,066
Orrstown Financial Services, Inc.	46	1,065
Third Coast Bancshares, Inc.*	57	1,050
BRT Apartments Corp. REIT	53	1,041
FVCBankcorp, Inc.*	54	1,030
MVB Financial Corp.	46	1,013
Sculptor Capital Management, Inc.	116	1,005
LendingTree, Inc.*	47	1,003
First Western Financial, Inc.*	35	985
Regional Management Corp.	35	983
Donegal Group, Inc. — Class A	69	980
First Internet Bancorp	40	971
Red River Bancshares, Inc.	19	970
Hippo Holdings, Inc.*	71	966
Capital Bancorp, Inc.	41	965
Industrial Logistics Properties Trust REIT	295	965
First Bank/Hamilton NJ	70	963
Blue Ridge Bankshares, Inc.	77	962
Greenlight Capital Re Ltd. — Class A*	118	962
Parke Bancorp, Inc.	46	954
Colony Bankcorp, Inc.	74	939
PCB Bancorp	53	938
HBT Financial, Inc.	46	900
Investors Title Co.	6	885
Unity Bancorp, Inc.	32	875
Greene County Bancorp, Inc.	15	861
Silvercrest Asset Management Group, Inc. — Class A	45	845
Bankwell Financial Group, Inc.	26	765
Legacy Housing Corp.*	40	758
Luther Burbank Corp.	67	744
Ashford Hospitality Trust, Inc. REIT*	156	697
Diversified Healthcare Trust REIT	1,078	697
Oportun Financial Corp.*	126	694
First Guaranty Bancshares, Inc.	27	633
Trean Insurance Group, Inc.*	102	612
Pioneer Bancorp, Inc.*	53	604
USCB Financial Holdings, Inc.*	48	586
Nexpoint Real Estate Finance, Inc. REIT	36	572
eHealth, Inc.*	110	532
Stratus Properties, Inc.	27	521
NI Holdings, Inc.*	38	504
Atlanticus Holdings Corp.*	19	498
Sterling Bancorp, Inc.*	78	475
Provident Bancorp, Inc.	65	473
Republic First Bancorp, Inc.*	219	471
Chicago Atlantic Real Estate Finance, Inc.	31	467
Crawford & Co. — Class A	75	417
Selectquote, Inc.*	606	407
Consumer Portfolio Services, Inc.*	43	381
Velocity Financial, Inc.*	39	376
Curo Group Holdings Corp.*	99	351
Clipper Realty, Inc. REIT	54	346
Bluerock Homes Trust, Inc.*	16	341
Associated Capital Group, Inc. — Class A	8	336
SWK Holdings Corp.*	16	282
Doma Holdings, Inc.*	621	281
Transcontinental Realty Investors, Inc.*	6	265
Angel Oak Mortgage, Inc. REIT	54	256
Finance of America Companies, Inc. — Class A*	176	224
Root, Inc. — Class A*	35	157
American Realty Investors, Inc.*	6	154
Offerpad Solutions, Inc.*,1	309	142
Sunlight Financial Holdings, Inc.*	110	142
OppFi, Inc.*	61	125
Applied Digital Corp.*	36	66
Home Point Capital, Inc.*	36	49
Cryptyde, Inc.*	85	16
Total Financial		2,412,118
Industrial - 9.0%
EMCOR Group, Inc.	213	31,547
RBC Bearings, Inc.*	129	27,006
Saia, Inc.*	120	25,162
Exponent, Inc.	229	22,692
Fluor Corp.*	641	22,217
Chart Industries, Inc.*	192	22,124
Novanta, Inc.*	160	21,739
Applied Industrial Technologies, Inc.	172	21,677
Fabrinet*	167	21,413
UFP Industries, Inc.	270	21,397
Atkore, Inc.*	186	21,096
Evoqua Water Technologies Corp.*	530	20,988
Aerojet Rocketdyne Holdings, Inc.*	357	19,967
Comfort Systems USA, Inc.	160	18,413
Watts Water Technologies, Inc. — Class A	124	18,133
Casella Waste Systems, Inc. — Class A*	226	17,924
Altra Industrial Motion Corp.	293	17,507

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Industrial - 9.0% (continued)
Simpson Manufacturing Company, Inc.	193	$17,111
GATX Corp.	158	16,802
Franklin Electric Company, Inc.	209	16,668
Bloom Energy Corp. — Class A*	797	15,239
Summit Materials, Inc. — Class A*	535	15,192
AAON, Inc.	199	14,989
Mueller Industries, Inc.	252	14,868
Sanmina Corp.*	257	14,724
Advanced Energy Industries, Inc.	170	14,583
Badger Meter, Inc.	132	14,392
Albany International Corp. — Class A	141	13,901
Belden, Inc.	191	13,733
EnerSys	183	13,513
Cactus, Inc. — Class A	267	13,419
Hillenbrand, Inc.	312	13,313
John Bean Technologies Corp.	143	13,060
SPX Technologies, Inc.*	198	12,999
Terex Corp.	302	12,901
Atlas Air Worldwide Holdings, Inc.*	127	12,802
Forward Air Corp.	122	12,797
Plexus Corp.*	124	12,763
Vishay Intertechnology, Inc.	585	12,618
Federal Signal Corp.	271	12,593
Boise Cascade Co.	179	12,292
Dycom Industries, Inc.*	131	12,262
Arcosa, Inc.	220	11,955
Zurn Elkay Water Solutions Corp.	563	11,907
O-I Glass, Inc.*	706	11,698
Hub Group, Inc. — Class A*	145	11,526
Werner Enterprises, Inc.	285	11,474
Scorpio Tankers, Inc.	212	11,399
Moog, Inc. — Class A	129	11,321
Encore Wire Corp.	80	11,005
Trinity Industries, Inc.	371	10,970
Matson, Inc.	168	10,502
Golar LNG Ltd.*	458	10,438
Itron, Inc.*	205	10,383
ESCO Technologies, Inc.	117	10,242
EnPro Industries, Inc.	94	10,217
Energizer Holdings, Inc.	302	10,132
Brady Corp. — Class A	206	9,703
AeroVironment, Inc.*	111	9,508
Kadant, Inc.	52	9,237
Barnes Group, Inc.	221	9,028
Kennametal, Inc.	369	8,878
Lindsay Corp.	50	8,142
Masonite International Corp.*	101	8,142
Materion Corp.	93	8,138
International Seaways, Inc.	219	8,107
NV5 Global, Inc.*	61	8,072
Helios Technologies, Inc.	148	8,057
Frontdoor, Inc.*	375	7,800
ArcBest Corp.	111	7,774
CSW Industrials, Inc.	66	7,651
Mueller Water Products, Inc. — Class A	707	7,607
Greif, Inc. — Class A	112	7,511
Griffon Corp.	209	7,480
Worthington Industries, Inc.	142	7,059
Granite Construction, Inc.	201	7,049
TTM Technologies, Inc.*	459	6,922
AAR Corp.*	153	6,870
Frontline plc*	565	6,859
MYR Group, Inc.*	74	6,813
Air Transport Services Group, Inc.*	260	6,755
Knowles Corp.*	406	6,666
Enerpac Tool Group Corp.	257	6,541
Alamo Group, Inc.	46	6,514
Gibraltar Industries, Inc.*	140	6,423
Enovix Corp.*	493	6,133
OSI Systems, Inc.*	73	5,805
Kratos Defense & Security Solutions, Inc.*	560	5,779
CTS Corp.	143	5,637
Montrose Environmental Group, Inc.*	125	5,549
Standex International Corp.	54	5,530
DHT Holdings, Inc.	620	5,506
Vicor Corp.*	100	5,375
TriMas Corp.	190	5,271
Primoris Services Corp.	240	5,266
Marten Transport Ltd.	264	5,222
Tennant Co.	84	5,172
Energy Recovery, Inc.*	249	5,102
Xometry, Inc. — Class A*	153	4,931
Golden Ocean Group Ltd.	557	4,840
Construction Partners, Inc. — Class A*	181	4,831
Greenbrier Companies, Inc.	144	4,828
SFL Corporation Ltd.	520	4,794
PGT Innovations, Inc.*	262	4,706
Apogee Enterprises, Inc.	101	4,490
Modine Manufacturing Co.*	226	4,488
AZZ, Inc.	111	4,462
LSB Industries, Inc.*	333	4,429
Hillman Solutions Corp.*	610	4,398
Sterling Infrastructure, Inc.*	133	4,362
Astec Industries, Inc.	104	4,229
Benchmark Electronics, Inc.	158	4,217
FLEX LNG Ltd.	129	4,217
GrafTech International Ltd.	879	4,184
Columbus McKinnon Corp.	127	4,124
Matthews International Corp. — Class A	135	4,109
Mirion Technologies, Inc.*	621	4,105
Sturm Ruger & Company, Inc.	78	3,948
Mesa Laboratories, Inc.	23	3,823
Joby Aviation, Inc.*	1,139	3,816
Napco Security Technologies, Inc.*	133	3,655
UFP Technologies, Inc.*	31	3,655
Rocket Lab USA, Inc.*	968	3,649
JELD-WEN Holding, Inc.*	378	3,648
Myers Industries, Inc.	164	3,646
TimkenSteel Corp.*	199	3,616
American Woodmark Corp.*	74	3,616
Janus International Group, Inc.*	370	3,522
CryoPort, Inc.*	198	3,435
Ichor Holdings Ltd.*	127	3,406
PureCycle Technologies, Inc.*	482	3,259
Heartland Express, Inc.	212	3,252

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Industrial - 9.0% (continued)
Teekay Tankers Ltd. — Class A*	104	$3,204
Proto Labs, Inc.*	125	3,191
Triumph Group, Inc.*	290	3,051
Eagle Bulk Shipping, Inc.	61	3,046
Thermon Group Holdings, Inc.*	150	3,012
Chase Corp.	34	2,933
GoPro, Inc. — Class A*	586	2,918
Li-Cycle Holdings Corp.*,1	608	2,894
Kaman Corp.	127	2,832
Nordic American Tankers Ltd.	877	2,684
Gorman-Rupp Co.	103	2,639
Dorian LPG Ltd.	139	2,634
Stoneridge, Inc.*	119	2,566
Genco Shipping & Trading Ltd.	166	2,550
Ducommun, Inc.*	50	2,498
Kimball Electronics, Inc.*	109	2,462
FARO Technologies, Inc.*	82	2,412
Insteel Industries, Inc.	85	2,339
Heritage-Crystal Clean, Inc.*	71	2,306
Ryerson Holding Corp.	76	2,300
Ardmore Shipping Corp.*	158	2,277
Argan, Inc.	61	2,250
Harsco Corp.*	356	2,239
Pactiv Evergreen, Inc.	196	2,226
Costamare, Inc.	239	2,218
Vishay Precision Group, Inc.*	56	2,164
Allied Motion Technologies, Inc.	60	2,089
nLight, Inc.*	199	2,018
CIRCOR International, Inc.*	84	2,013
DXP Enterprises, Inc.*	69	1,901
Greif, Inc. — Class B	24	1,877
Smith & Wesson Brands, Inc.	206	1,788
Blink Charging Co.*,1	162	1,777
MicroVision, Inc.*	751	1,765
Great Lakes Dredge & Dock Corp.*	296	1,761
Luxfer Holdings plc	123	1,687
National Presto Industries, Inc.	23	1,575
Babcock & Wilcox Enterprises, Inc.*	272	1,569
Centrus Energy Corp. — Class A*	48	1,559
Cadre Holdings, Inc.	76	1,531
Northwest Pipe Co.*	44	1,483
Olympic Steel, Inc.	44	1,478
Covenant Logistics Group, Inc. — Class A	42	1,452
NuScale Power Corp.*	141	1,447
Powell Industries, Inc.	41	1,442
Tutor Perini Corp.*	191	1,442
Manitowoc Company, Inc.*	157	1,438
Teekay Corp.*	316	1,435
Comtech Telecommunications Corp.	116	1,408
Omega Flex, Inc.	15	1,400
IES Holdings, Inc.*	39	1,387
SmartRent, Inc.*	541	1,315
Tredegar Corp.	122	1,247
Hyster-Yale Materials Handling, Inc.	49	1,240
Sight Sciences, Inc.*	98	1,197
Park Aerospace Corp.	89	1,194
Astronics Corp.*	115	1,184
AerSale Corp.*	72	1,168
Ranpak Holdings Corp.*	197	1,137
Universal Logistics Holdings, Inc.	33	1,103
Archer Aviation, Inc. — Class A*	578	1,081
Daseke, Inc.*	185	1,053
Evolv Technologies Holdings, Inc.*	381	987
Safe Bulkers, Inc.	332	966
Pure Cycle Corp.*	88	922
ESS Tech, Inc.*	366	890
Radiant Logistics, Inc.*	172	875
Eastman Kodak Co.*	259	790
PAM Transportation Services, Inc.*	30	777
908 Devices, Inc.*	99	754
Identiv, Inc.*	100	724
Concrete Pumping Holdings, Inc.*	119	696
AMMO, Inc.*	396	685
Akoustis Technologies, Inc.*	236	665
Latham Group, Inc.*	195	628
Charge Enterprises, Inc.*	490	608
Caesarstone Ltd.	103	588
Transphorm, Inc.*	100	544
Turtle Beach Corp.*	69	495
View, Inc.*,1	507	489
Atlas Technical Consultants, Inc.*	82	422
Karat Packaging, Inc.	26	374
Hydrofarm Holdings Group, Inc.*	198	307
Astra Space, Inc.*	668	290
NL Industries, Inc.	38	259
Momentus, Inc.*	248	193
Sarcos Technology and Robotics Corp.*	339	190
Redwire Corp.*	88	174
Berkshire Grey, Inc.*	221	133
Fathom Digital Manufacturing C*	44	58
AEye, Inc.*	120	58
Total Industrial		1,448,075
Consumer, Cyclical - 7.2%
Crocs, Inc.*	274	29,710
Texas Roadhouse, Inc. — Class A	302	27,467
Murphy USA, Inc.	94	26,277
Light & Wonder, Inc. — Class A*	427	25,022
Wingstop, Inc.	135	18,579
Academy Sports & Outdoors, Inc.	349	18,336
Asbury Automotive Group, Inc.*	100	17,925
Fox Factory Holding Corp.*	192	17,516
Visteon Corp.*	126	16,485
Meritage Homes Corp.*	164	15,121
Adient plc*	430	14,917
Hilton Grand Vacations, Inc.*	387	14,915
FirstCash Holdings, Inc.	170	14,775
Taylor Morrison Home Corp. — Class A*	471	14,295
Signet Jewelers Ltd.	207	14,076
National Vision Holdings, Inc.*	354	13,721
Foot Locker, Inc.	363	13,718
UniFirst Corp.	68	13,123
Goodyear Tire & Rubber Co.*	1,272	12,911
Topgolf Callaway Brands Corp.*	634	12,522

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Cyclical - 7.2% (continued)
Skyline Champion Corp.*	242	$12,465
Beacon Roofing Supply, Inc.*	232	12,247
Papa John's International, Inc.	148	12,182
Group 1 Automotive, Inc.	64	11,544
Steven Madden Ltd.	347	11,090
KB Home	348	11,084
Resideo Technologies, Inc.*	656	10,791
LCI Industries	113	10,447
International Game Technology plc	443	10,047
Kontoor Brands, Inc.	251	10,038
Gentherm, Inc.*	150	9,793
Sonos, Inc.*	579	9,785
Rush Enterprises, Inc. — Class A	187	9,776
American Eagle Outfitters, Inc.*	699	9,758
Dorman Products, Inc.*	119	9,624
Spirit Airlines, Inc.*	494	9,623
SeaWorld Entertainment, Inc.*	179	9,578
GMS, Inc.*	192	9,562
Cracker Barrel Old Country Store, Inc.	100	9,474
Nu Skin Enterprises, Inc. — Class A	221	9,317
Installed Building Products, Inc.	108	9,245
Red Rock Resorts, Inc. — Class A	228	9,122
Cavco Industries, Inc.*	40	9,050
Dana, Inc.	585	8,851
LGI Homes, Inc.*	93	8,612
Tri Pointe Homes, Inc.*	456	8,477
Boot Barn Holdings, Inc.*	134	8,378
ODP Corp.*	180	8,197
MDC Holdings, Inc.	259	8,184
Bloomin' Brands, Inc.	393	7,907
World Fuel Services Corp.	277	7,570
Methode Electronics, Inc.	164	7,277
MillerKnoll, Inc.	345	7,248
Veritiv Corp.	59	7,181
Winnebago Industries, Inc.	134	7,062
Shake Shack, Inc. — Class A*	169	7,019
Cheesecake Factory, Inc.[1]	218	6,913
Dave & Buster's Entertainment, Inc.*	195	6,911
Urban Outfitters, Inc.*	289	6,893
PriceSmart, Inc.	112	6,807
H&E Equipment Services, Inc.	145	6,583
Jack in the Box, Inc.	95	6,482
Oxford Industries, Inc.	69	6,429
Century Communities, Inc.	128	6,401
Acushnet Holdings Corp.	150	6,369
KAR Auction Services, Inc.*	487	6,355
Brinker International, Inc.*	197	6,286
Buckle, Inc.	137	6,213
Vista Outdoor, Inc.*	253	6,166
Sally Beauty Holdings, Inc.*	486	6,085
Patrick Industries, Inc.	99	5,999
XPEL, Inc.*	98	5,886
iRobot Corp.*	122	5,872
Dillard's, Inc. — Class A	18	5,818
M/I Homes, Inc.*	122	5,634
Everi Holdings, Inc.*	391	5,611
Liberty Media Corporation - Liberty Braves — Class C*	171	5,511
Luminar Technologies, Inc.*,1	1,096	5,425
Fisker, Inc.*,1	737	5,358
HNI Corp.	186	5,288
Madison Square Garden Entertainment Corp.*	117	5,262
Abercrombie & Fitch Co. — Class A*	224	5,132
Warby Parker, Inc. — Class A*	378	5,099
Malibu Boats, Inc. — Class A*	92	4,904
Wabash National Corp.	214	4,836
Allegiant Travel Co. — Class A*	69	4,691
Monarch Casino & Resort, Inc.*	60	4,613
La-Z-Boy, Inc.	195	4,450
MRC Global, Inc.*	376	4,354
Dine Brands Global, Inc.	67	4,328
Cinemark Holdings, Inc.*	494	4,278
American Axle & Manufacturing Holdings, Inc.*	512	4,004
Clean Energy Fuels Corp.*	768	3,994
Sonic Automotive, Inc. — Class A	81	3,991
Hibbett, Inc.	58	3,957
Camping World Holdings, Inc. — Class A	174	3,884
Shyft Group, Inc.	156	3,878
Wolverine World Wide, Inc.	348	3,804
Proterra, Inc.*	1,002	3,778
SkyWest, Inc.*	226	3,731
Douglas Dynamics, Inc.	102	3,688
Titan Machinery, Inc.*	92	3,655
RCI Hospitality Holdings, Inc.	39	3,635
Virgin Galactic Holdings, Inc.*,1	1,035	3,602
Caleres, Inc.	160	3,565
Titan International, Inc.*	232	3,554
Golden Entertainment, Inc.*	91	3,404
Sweetgreen, Inc. — Class A*	395	3,385
ScanSource, Inc.*	114	3,331
Arko Corp.	378	3,273
Bally's Corp.*	164	3,178
Standard Motor Products, Inc.	91	3,167
Nikola Corp.*,1	1,453	3,138
IMAX Corp.*	213	3,123
Winmark Corp.	13	3,066
MarineMax, Inc.*	96	2,997
Green Brick Partners, Inc.*	123	2,980
BlueLinx Holdings, Inc.*	41	2,915
Guess?, Inc.[1]	140	2,897
A-Mark Precious Metals, Inc.	82	2,848
Lions Gate Entertainment Corp. — Class B*	523	2,840
Ermenegildo Zegna N.V.	270	2,827
OneSpaWorld Holdings Ltd.*	301	2,808
Franchise Group, Inc.	117	2,787
Steelcase, Inc. — Class A	391	2,764
Chico's FAS, Inc.*	555	2,731
Ethan Allen Interiors, Inc.	103	2,721
BJ's Restaurants, Inc.*	103	2,717
Genesco, Inc.*	59	2,715
G-III Apparel Group Ltd.*	198	2,715
indie Semiconductor, Inc. — Class A*	456	2,658
Interface, Inc. — Class A	266	2,626
Qurate Retail, Inc. — Class A*	1,587	2,587
TravelCenters of America, Inc.*	57	2,552
Sleep Number Corp.*	97	2,520

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Cyclical - 7.2% (continued)
Sovos Brands, Inc.*	173	$2,486
PC Connection, Inc.	51	2,392
Sun Country Airlines Holdings, Inc.*	150	2,379
Hawaiian Holdings, Inc.*	230	2,360
Denny's Corp.*	255	2,349
Chuy's Holdings, Inc.*	81	2,292
Life Time Group Holdings, Inc.*	191	2,284
Vizio Holding Corp. — Class A*	308	2,282
Ruth's Hospitality Group, Inc.	146	2,260
Movado Group, Inc.	70	2,257
VSE Corp.	48	2,250
Designer Brands, Inc. — Class A	228	2,230
Children's Place, Inc.*	58	2,112
MasterCraft Boat Holdings, Inc.*	81	2,095
Portillo's, Inc. — Class A*	125	2,040
Accel Entertainment, Inc.*	261	2,010
Haverty Furniture Companies, Inc.	67	2,003
Hudson Technologies, Inc.*	195	1,974
America's Car-Mart, Inc.*	27	1,951
REV Group, Inc.	153	1,931
Big Lots, Inc.	127	1,867
Shoe Carnival, Inc.	78	1,865
Bowlero Corp.*	133	1,793
Destination XL Group, Inc.*	264	1,782
Xponential Fitness, Inc. — Class A*	77	1,766
Frontier Group Holdings, Inc.*	169	1,736
Beazer Homes USA, Inc.*	135	1,722
Rush Enterprises, Inc. — Class B	30	1,688
Sportsman's Warehouse Holdings, Inc.*	173	1,628
Xperi, Inc.*	188	1,619
PetMed Express, Inc.	91	1,611
Johnson Outdoors, Inc. — Class A	24	1,587
Funko, Inc. — Class A*	144	1,571
Marcus Corp.	108	1,554
Zumiez, Inc.*	71	1,543
Build-A-Bear Workshop, Inc. — Class A*	64	1,526
Aspen Aerogels, Inc.*	129	1,521
Lions Gate Entertainment Corp. — Class A*	264	1,508
Solid Power, Inc.*	592	1,504
Liberty Media Corporation-Liberty Braves — Class A*	45	1,470
OneWater Marine, Inc. — Class A*	51	1,459
Bluegreen Vacations Holding Corp.	57	1,423
Hyliion Holdings Corp.*	602	1,409
Global Industrial Co.	59	1,388
Lovesac Co.*	63	1,387
EVgo, Inc.*,1	308	1,377
Miller Industries, Inc.	50	1,333
Forestar Group, Inc.*	83	1,279
Purple Innovation, Inc.*	249	1,193
Microvast Holdings, Inc.*	759	1,161
Lindblad Expeditions Holdings, Inc.*	149	1,147
Universal Electronics, Inc.*	55	1,144
Full House Resorts, Inc.*	149	1,120
Kimball International, Inc. — Class B	164	1,066
Sonder Holdings, Inc.*	854	1,059
TuSimple Holdings, Inc. — Class A*	634	1,040
Clarus Corp.	131	1,027
Workhorse Group, Inc.*	675	1,026
GrowGeneration Corp.*	260	1,019
Noodles & Co.*	185	1,016
Motorcar Parts of America, Inc.*	85	1,008
Kura Sushi USA, Inc. — Class A*	21	1,001
Weber, Inc. — Class A*,1	123	990
Rush Street Interactive, Inc.*	275	987
Citi Trends, Inc.*	37	980
Hovnanian Enterprises, Inc. — Class A*	23	968
Tilly's, Inc. — Class A*	102	923
Fossil Group, Inc.*	211	909
Bed Bath & Beyond, Inc.*,1	361	906
El Pollo Loco Holdings, Inc.	88	876
Century Casinos, Inc.*	124	872
Big 5 Sporting Goods Corp.	97	856
Blue Bird Corp.*	79	846
Lordstown Motors Corp. — Class A*	738	841
Tupperware Brands Corp.*	200	828
Rite Aid Corp.*	247	825
Dream Finders Homes, Inc. — Class A*	95	823
Cato Corp. — Class A	81	756
Wheels Up Experience, Inc.*	722	744
LL Flooring Holdings, Inc.*	131	736
Rocky Brands, Inc.	31	732
NEOGAMES S.A.*	59	719
Tile Shop Holdings, Inc.*	164	718
Velodyne Lidar, Inc.*	875	646
ONE Group Hospitality, Inc.*	102	643
Container Store Group, Inc.*	148	638
Canoo, Inc.*	517	636
Hyzon Motors, Inc.*	398	617
First Watch Restaurant Group, Inc.*	45	609
Snap One Holdings Corp.*	82	608
Aeva Technologies, Inc.*	439	597
Weyco Group, Inc.	27	571
Reservoir Media, Inc.*	93	555
Superior Group of Companies, Inc.	53	533
Holley, Inc.*	233	494
F45 Training Holdings, Inc.*	164	467
Marine Products Corp.	38	447
Lifetime Brands, Inc.	58	440
Mullen Automotive, Inc.*	1,491	426
Biglari Holdings, Inc. — Class B*	3	416
Traeger, Inc.*	145	409
Conn's, Inc.*	59	406
PLBY Group, Inc.*	141	388
Vinco Ventures, Inc.*	820	381
Cenntro Electric Group Ltd.*	834	367
Duluth Holdings, Inc. — Class B*	59	365
ThredUp, Inc. — Class A*	266	349
Express, Inc.*	291	297
Landsea Homes Corp.*	47	245
Aterian, Inc.*	287	221

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Cyclical - 7.2% (continued)
Volta, Inc.*,1	554	$197
Torrid Holdings, Inc.*,1	66	195
Party City Holdco, Inc.*	494	181
JOANN, Inc.*,1	50	142
CompX International, Inc.	7	129
Xos, Inc.*	249	110
Lightning eMotors, Inc.*	177	65
Cepton, Inc.*	34	43
Total Consumer, Cyclical		1,163,796
Technology - 6.0%
ExlService Holdings, Inc.*	146	24,737
SPS Commerce, Inc.*	164	21,063
Silicon Laboratories, Inc.*	149	20,215
Maximus, Inc.	272	19,946
Box, Inc. — Class A*	630	19,612
Qualys, Inc.*	173	19,416
Tenable Holdings, Inc.*	498	18,999
Power Integrations, Inc.	255	18,289
Workiva, Inc.*	216	18,138
Rambus, Inc.*	481	17,229
Synaptics, Inc.*	179	17,034
Super Micro Computer, Inc.*	206	16,913
Blackline, Inc.*	250	16,817
Envestnet, Inc.*	249	15,363
Diodes, Inc.*	201	15,304
Onto Innovation, Inc.*	223	15,184
MACOM Technology Solutions Holdings, Inc.*	229	14,422
Insight Enterprises, Inc.*	142	14,238
1Life Healthcare, Inc.*	817	13,652
Ambarella, Inc.*	165	13,568
CommVault Systems, Inc.*	201	12,631
Blackbaud, Inc.*	211	12,419
Varonis Systems, Inc.*	494	11,826
Axcelis Technologies, Inc.*	148	11,745
Sprout Social, Inc. — Class A*	208	11,744
ACI Worldwide, Inc.*	505	11,615
Kulicke & Soffa Industries, Inc.	257	11,375
MaxLinear, Inc. — Class A*	326	11,068
Amkor Technology, Inc.	460	11,031
Altair Engineering, Inc. — Class A*	236	10,731
Verint Systems, Inc.*	288	10,449
Evolent Health, Inc. — Class A*	372	10,446
Impinj, Inc.*	95	10,372
PagerDuty, Inc.*	386	10,252
NetScout Systems, Inc.*	308	10,013
Progress Software Corp.	193	9,737
Appfolio, Inc. — Class A*	86	9,063
Rapid7, Inc.*	263	8,937
Verra Mobility Corp.*	631	8,727
Veradigm, Inc.*	492	8,679
Semtech Corp.*	287	8,234
KnowBe4, Inc. — Class A*	330	8,177
CSG Systems International, Inc.	140	8,008
DigitalOcean Holdings, Inc.*	314	7,998
FormFactor, Inc.*	350	7,780
Clear Secure, Inc. — Class A	282	7,735
Duolingo, Inc.*	107	7,611
Xerox Holdings Corp.	518	7,563
SiTime Corp.*	72	7,317
Phreesia, Inc.*	223	7,216
Parsons Corp.*	153	7,076
Agilysys, Inc.*	89	7,043
Ultra Clean Holdings, Inc.*	205	6,796
Cohu, Inc.*	212	6,795
Model N, Inc.*	164	6,652
AvidXchange Holdings, Inc.*	665	6,610
Digital Turbine, Inc.*	420	6,401
MicroStrategy, Inc. — Class A*,1	43	6,088
Appian Corp. — Class A*	181	5,893
Digi International, Inc.*	155	5,665
Outset Medical, Inc.*	217	5,603
E2open Parent Holdings, Inc.*	903	5,301
Everbridge, Inc.*	179	5,295
Alignment Healthcare, Inc.*	443	5,210
Apollo Medical Holdings, Inc.*	176	5,208
PowerSchool Holdings, Inc. — Class A*	207	4,778
NextGen Healthcare, Inc.*	253	4,751
Asana, Inc. — Class A*	334	4,599
Schrodinger Incorporated/United States*	245	4,579
Photronics, Inc.*	272	4,578
Consensus Cloud Solutions, Inc.*	85	4,570
Privia Health Group, Inc.*	199	4,519
PROS Holdings, Inc.*	186	4,512
Donnelley Financial Solutions, Inc.*	116	4,483
Adeia, Inc.	472	4,475
3D Systems Corp.*	574	4,248
ACV Auctions, Inc. — Class A*	515	4,228
Veeco Instruments, Inc.*	227	4,218
Duck Creek Technologies, Inc.*	350	4,217
Avid Technology, Inc.*	157	4,175
Fastly, Inc. — Class A*	506	4,144
Sumo Logic, Inc.*	511	4,139
Momentive Global, Inc.*	591	4,137
Zeta Global Holdings Corp. — Class A*	493	4,028
ForgeRock, Inc. — Class A*	172	3,916
PDF Solutions, Inc.*	135	3,850
TTEC Holdings, Inc.	85	3,751
Hims & Hers Health, Inc.*	550	3,525
Zuora, Inc. — Class A*	530	3,371
Yext, Inc.*	514	3,356
SMART Global Holdings, Inc.*	223	3,318
Cerence, Inc.*	178	3,298
LivePerson, Inc.*	319	3,235
N-able, Inc.*	309	3,177
PAR Technology Corp.*	120	3,128
Conduent, Inc.*	770	3,118
Amplitude, Inc. — Class A*	253	3,056
Pitney Bowes, Inc.	785	2,983
C3.ai, Inc. — Class A*	264	2,954
Alpha & Omega Semiconductor Ltd.*	100	2,857
Matterport, Inc.*	994	2,783
EngageSmart, Inc.*	158	2,781
CEVA, Inc.*	104	2,660
Health Catalyst, Inc.*	246	2,615
Simulations Plus, Inc.	71	2,596
Sapiens International Corporation N.V.	139	2,569
Olo, Inc. — Class A*	408	2,550
BigCommerce Holdings, Inc.*	291	2,543
Grid Dynamics Holdings, Inc.*	220	2,468

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Technology - 6.0% (continued)
PubMatic, Inc. — Class A*	190	$2,434
Bandwidth, Inc. — Class A*	105	2,410
AvePoint, Inc.*	584	2,400
Alkami Technology, Inc.*	163	2,378
Ebix, Inc.	119	2,375
Corsair Gaming, Inc.*	174	2,361
8x8, Inc.*	518	2,238
Vimeo, Inc.*	649	2,226
Nutex Health, Inc.*	1,128	2,143
American Software, Inc. — Class A	145	2,129
Sharecare, Inc.*	1,327	2,123
SolarWinds Corp.*	219	2,050
OneSpan, Inc.*	180	2,014
Domo, Inc. — Class B*	137	1,951
IonQ, Inc.*,1	539	1,860
Mitek Systems, Inc.*	191	1,851
Instructure Holdings, Inc.*	78	1,828
Computer Programs and Systems, Inc.*	65	1,769
ACM Research, Inc. — Class A*	217	1,673
ON24, Inc.*	189	1,631
Desktop Metal, Inc. — Class A*	1,199	1,631
UserTesting, Inc.*	214	1,607
Intapp, Inc.*	63	1,571
Unisys Corp.*	300	1,533
Integral Ad Science Holding Corp.*	173	1,521
MeridianLink, Inc.*	104	1,428
Playstudios, Inc.*	359	1,393
Daily Journal Corp.*	5	1,253
Telos Corp.*	244	1,242
Inspired Entertainment, Inc.*	98	1,242
Benefitfocus, Inc.*	117	1,224
Blend Labs, Inc. — Class A*	839	1,208
Cantaloupe, Inc.*	264	1,148
Digimarc Corp.*,1	62	1,146
Enfusion, Inc. — Class A*	117	1,131
HireRight Holdings Corp.*	95	1,127
Cvent Holding Corp.*	204	1,102
Vuzix Corp.*,1	269	979
Brightcove, Inc.*	187	978
Red Violet, Inc.*	42	967
Upland Software, Inc.*	132	941
eGain Corp.*	95	858
Rimini Street, Inc.*	221	842
Cardlytics, Inc.*	145	838
EverCommerce, Inc.*	109	811
AXT, Inc.*	184	806
Rackspace Technology, Inc.*	261	770
Veritone, Inc.*	142	753
Skillz, Inc.*	1,400	709
Porch Group, Inc.*	366	688
Weave Communications, Inc.*	142	650
IBEX Holdings Ltd.*	26	646
NextNav, Inc.*	218	639
CS Disco, Inc.*	101	638
Outbrain, Inc.*	175	634
Markforged Holding Corp.*	499	579
Atomera, Inc.*	92	572
Ouster, Inc.*	631	544
Cerberus Cyber Sentinel Corp.*	207	528
Skillsoft Corp.*	368	478
Diebold Nixdorf, Inc.*	331	470
Velo3D, Inc.*	256	458
Pear Therapeutics, Inc.*	310	366
SkyWater Technology, Inc.*	49	348
WM Technology, Inc.*,1	330	333
Arteris, Inc.*	77	331
LiveVox Holdings, Inc.*	102	303
SecureWorks Corp. — Class A*	45	288
Viant Technology, Inc. — Class A*	63	253
Latch, Inc.*	314	223
Loyalty Ventures, Inc.*	91	219
Faraday Future Intelligent Electric, Inc.*	450	131
Rigetti Computing, Inc.*,1	147	107
Kaleyra, Inc.*	130	98
Avaya Holdings Corp.*	381	75
IronNet, Inc.*	294	68
Rockley Photonics Holdings Ltd.*	462	65
Total Technology		977,445
Energy - 4.3%
Matador Resources Co.	507	29,021
Murphy Oil Corp.	664	28,559
ChampionX Corp.	902	26,149
Chord Energy Corp.	188	25,720
Helmerich & Payne, Inc.	463	22,951
Denbury, Inc.*	226	19,667
Civitas Resources, Inc.	334	19,349
SM Energy Co.	549	19,122
Valaris Ltd.*	276	18,663
Magnolia Oil & Gas Corp. — Class A	785	18,408
PBF Energy, Inc. — Class A	439	17,902
Patterson-UTI Energy, Inc.	973	16,385
Weatherford International plc*	320	16,294
Shoals Technologies Group, Inc. — Class A*	623	15,369
California Resources Corp.	333	14,489
Noble Corporation plc*	380	14,330
Peabody Energy Corp.*	534	14,108
CNX Resources Corp.*	803	13,522
Array Technologies, Inc.*	683	13,202
Kosmos Energy Ltd.*	2,047	13,019
Equitrans Midstream Corp.	1,864	12,489
CONSOL Energy, Inc.	156	10,140
Alpha Metallurgical Resources, Inc.	69	10,101
Liberty Energy, Inc. — Class A	627	10,038
Arch Resources, Inc.	67	9,567
Northern Oil and Gas, Inc.	299	9,215
Sitio Royalties Corp. — Class A	317	9,145
Permian Resources Corp.	933	8,770
Delek US Holdings, Inc.	313	8,451
Callon Petroleum Co.*	223	8,271
Sunnova Energy International, Inc.*	450	8,105
Warrior Met Coal, Inc.	233	8,071
Oceaneering International, Inc.*	453	7,923
Tidewater, Inc.*	210	7,738
NexTier Oilfield Solutions, Inc.*	796	7,355
Green Plains, Inc.*	239	7,290
SunPower Corp. — Class A*	371	6,689
Expro Group Holdings N.V.*	351	6,364
NOW, Inc.*	500	6,350

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Energy - 4.3% (continued)
Nabors Industries Ltd.*	41	$6,350
Stem, Inc.*	653	5,838
Comstock Resources, Inc.	416	5,703
Talos Energy, Inc.*	300	5,664
Archrock, Inc.	614	5,514
Par Pacific Holdings, Inc.*	222	5,161
Helix Energy Solutions Group, Inc.*	648	4,782
FuelCell Energy, Inc.*	1,715	4,768
Diamond Offshore Drilling, Inc.*	453	4,711
Borr Drilling Ltd.*	881	4,379
Dril-Quip, Inc.*	155	4,211
US Silica Holdings, Inc.*	336	4,200
CVR Energy, Inc.	133	4,168
ProPetro Holding Corp.*	396	4,107
Laredo Petroleum, Inc.*	76	3,908
Tellurian, Inc.*	2,313	3,886
Gulfport Energy Corp.*	51	3,756
Ranger Oil Corp. — Class A	86	3,477
SunCoke Energy, Inc.	378	3,262
Montauk Renewables, Inc.*	292	3,221
RPC, Inc.	337	2,996
Select Energy Services, Inc. — Class A	324	2,994
Bristow Group, Inc.*	106	2,876
Berry Corp.	354	2,832
Earthstone Energy, Inc. — Class A*	199	2,832
Fluence Energy, Inc.*	163	2,795
ProFrac Holding Corp. — Class A*	105	2,646
Kinetik Holdings, Inc. — Class A1	77	2,547
SandRidge Energy, Inc.*	144	2,452
W&T Offshore, Inc.*	429	2,394
REX American Resources Corp.*	71	2,262
VAALCO Energy, Inc.	478	2,180
Excelerate Energy, Inc. — Class A	84	2,104
Oil States International, Inc.*	280	2,089
TETRA Technologies, Inc.*	564	1,951
Crescent Energy Co. — Class A	147	1,763
Gevo, Inc.*	892	1,695
TPI Composites, Inc.*	166	1,683
DMC Global, Inc.*	85	1,652
Newpark Resources, Inc.*	386	1,602
Vertex Energy, Inc.*	245	1,519
SilverBow Resources, Inc.*	53	1,499
Aris Water Solution, Inc. — Class A	100	1,441
Amplify Energy Corp.*	162	1,424
Solaris Oilfield Infrastructure, Inc. — Class A	142	1,410
Riley Exploration Permian, Inc.	47	1,383
National Energy Services Reunited Corp.*	173	1,201
Eneti, Inc.	104	1,045
Ring Energy, Inc.*	392	964
FutureFuel Corp.	116	943
Alto Ingredients, Inc.*	327	942
Energy Vault Holdings, Inc.*	287	895
Ramaco Resources, Inc.	101	888
NextDecade Corp.*	142	701
HighPeak Energy, Inc.	30	686
NACCO Industries, Inc. — Class A	18	684
Aemetis, Inc.*	132	523
Cleanspark, Inc.*	187	381
Empire Petroleum Corp.*	30	369
Heliogen, Inc.*	409	286
Battalion Oil Corp.*	11	107
Total Energy		695,003
Communications - 2.6%
Iridium Communications, Inc.	563	28,938
TEGNA, Inc.	1,003	21,253
Calix, Inc.*	257	17,587
Maxar Technologies, Inc.	330	17,074
Ziff Davis, Inc.*	207	16,374
Marqeta, Inc. — Class A*	1,968	12,024
Cogent Communications Holdings, Inc.	195	11,131
Viavi Solutions, Inc.*	1,032	10,846
Perficient, Inc.*	155	10,824
Extreme Networks, Inc.*	572	10,473
Yelp, Inc. — Class A*	305	8,339
Bumble, Inc. — Class A*	391	8,231
DigitalBridge Group, Inc.	711	7,778
CommScope Holding Company, Inc.*	930	6,836
Q2 Holdings, Inc.*	253	6,798
InterDigital, Inc.	135	6,680
Cargurus, Inc.*	463	6,487
Magnite, Inc.*	593	6,280
ADTRAN Holdings, Inc.	319	5,994
Shutterstock, Inc.	110	5,799
Credo Technology Group Holding Ltd.*	435	5,790
Infinera Corp.*	858	5,783
Upwork, Inc.*	544	5,679
TechTarget, Inc.*	124	5,463
Harmonic, Inc.*	417	5,463
ePlus, Inc.*	120	5,314
Scholastic Corp.	130	5,130
Liberty Latin America Ltd. — Class C*	657	4,993
Clearfield, Inc.*	52	4,895
Telephone & Data Systems, Inc.	457	4,794
A10 Networks, Inc.	287	4,773
Cars.com, Inc.*	306	4,214
Gray Television, Inc.	369	4,129
Globalstar, Inc.*	3,101	4,124
Revolve Group, Inc.*	185	4,118
Figs, Inc. — Class A*	578	3,890
Overstock.com, Inc.*	193	3,736
Poshmark, Inc. — Class A*	208	3,719
EW Scripps Co. — Class A*	265	3,495
Shenandoah Telecommunications Co.	220	3,494
QuinStreet, Inc.*	235	3,372
Gogo, Inc.*	227	3,351
iHeartMedia, Inc. — Class A*	546	3,347
Open Lending Corp. — Class A*	478	3,227
Squarespace, Inc. — Class A*	142	3,148
Planet Labs PBC*	705	3,067
Sinclair Broadcast Group, Inc. — Class A	182	2,823
HealthStream, Inc.*	110	2,732
Anterix, Inc.*	82	2,638

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Communications - 2.6% (continued)
Boston Omaha Corp. — Class A*	96	$2,544
EchoStar Corp. — Class A*	152	2,535
NETGEAR, Inc.*	128	2,318
ATN International, Inc.	49	2,220
WideOpenWest, Inc.*	242	2,205
Stagwell, Inc.*	354	2,198
Thryv Holdings, Inc.*	115	2,185
AMC Networks, Inc. — Class A*	137	2,147
Eventbrite, Inc. — Class A*	349	2,045
IDT Corp. — Class B*	66	1,859
Clear Channel Outdoor Holdings, Inc.*	1,657	1,740
Couchbase, Inc.*	120	1,591
Liquidity Services, Inc.*	111	1,561
Aviat Networks, Inc.*	50	1,560
Rover Group, Inc.*,1	420	1,541
Tucows, Inc. — Class A*	45	1,526
CarParts.com, Inc.*	230	1,440
fuboTV, Inc.*,1	808	1,406
Ooma, Inc.*	103	1,403
United States Cellular Corp.*	67	1,397
Quotient Technology, Inc.*	406	1,393
OptimizeRx Corp.*	80	1,344
Gannett Company, Inc.*	653	1,326
Liberty Latin America Ltd. — Class A*	173	1,303
EverQuote, Inc. — Class A*	88	1,297
Entravision Communications Corp. — Class A	269	1,291
ContextLogic, Inc. — Class A*	2,589	1,263
Consolidated Communications Holdings, Inc.*	337	1,206
1-800-Flowers.com, Inc. — Class A*	122	1,166
Stitch Fix, Inc. — Class A*	368	1,144
Cambium Networks Corp.*	52	1,127
MediaAlpha, Inc. — Class A*	108	1,075
Allbirds, Inc. — Class A*	430	1,041
DHI Group, Inc.*	194	1,026
DZS, Inc.*	79	1,002
Preformed Line Products Co.	11	916
Ribbon Communications, Inc.*	328	915
Blade Air Mobility, Inc.*	254	909
Groupon, Inc.*,1	97	832
Vivid Seats, Inc. — Class A*,1	114	832
BARK, Inc.*	539	803
Advantage Solutions, Inc.*	374	778
Edgio, Inc.*	622	703
Vacasa, Inc. — Class A*	505	636
Innovid Corp.*	345	590
Nerdy, Inc.*	245	551
1stdibs.com, Inc.*	106	538
Arena Group Holdings, Inc.*	50	531
Lands' End, Inc.*	69	524
Focus Universal, Inc.*,1	79	506
Cumulus Media, Inc. — Class A*	81	503
RealReal, Inc.*	386	483
Casa Systems, Inc.*	160	437
Solo Brands, Inc. — Class A*,1	100	372
Gambling.com Group Ltd.*	39	357
Cyxtera Technologies, Inc.*	175	336
Inseego Corp.*	391	329
RumbleON, Inc. — Class B*	47	304
Ondas Holdings, Inc.*	158	251
Value Line, Inc.	4	203
Urban One, Inc.*	53	199
KORE Group Holdings, Inc.*	158	199
Urban One, Inc.*	38	173
Terran Orbital Corp.*,1	109	172
Audacy, Inc.*	542	122
AdTheorent Holding Company, Inc.*	72	120
Lulu's Fashion Lounge Holdings, Inc.*	26	65
aka Brands Holding Corp.*	51	65
Inspirato, Inc.*	45	54
Total Communications		417,180
Basic Materials - 2.2%
Commercial Metals Co.	526	25,406
Balchem Corp.	144	17,584
HB Fuller Co.	239	17,117
Cabot Corp.	252	16,844
ATI, Inc.*	563	16,811
Livent Corp.*	735	14,604
Avient Corp.	413	13,943
Sensient Technologies Corp.	190	13,855
Hecla Mining Co.	2,457	13,661
Ingevity Corp.*	169	11,904
Innospec, Inc.	111	11,417
Stepan Co.	97	10,327
Quaker Chemical Corp.	61	10,181
Rogers Corp.*	85	10,144
Arconic Corp.*	457	9,670
Minerals Technologies, Inc.	147	8,926
Carpenter Technology Corp.	216	7,979
Sylvamo Corp.	161	7,823
Tronox Holdings plc — Class A	530	7,266
Constellium SE*	566	6,696
Novagold Resources, Inc.*	1,084	6,482
Compass Minerals International, Inc.	155	6,355
Uranium Energy Corp.*,1	1,455	5,645
Kaiser Aluminum Corp.	72	5,469
Mativ Holdings, Inc.	245	5,121
Orion Engineered Carbons S.A.	274	4,880
Perimeter Solutions S.A.*	529	4,835
AdvanSix, Inc.	123	4,677
Resolute Forest Products, Inc.*	208	4,491
Energy Fuels, Inc.*	707	4,391
Coeur Mining, Inc.*	1,263	4,244
Trinseo plc	159	3,611
Schnitzer Steel Industries, Inc. — Class A	114	3,494
Piedmont Lithium, Inc.*	79	3,478
Hawkins, Inc.	88	3,397
Clearwater Paper Corp.*	76	2,873
American Vanguard Corp.	132	2,866
Rayonier Advanced Materials, Inc.*	279	2,678
Koppers Holdings, Inc.	92	2,594
Ecovyst, Inc.*	292	2,587
Haynes International, Inc.	55	2,513
Origin Materials, Inc.*	476	2,194
Lightwave Logic, Inc.*	507	2,185
Century Aluminum Co.*	235	1,922
Diversey Holdings Ltd.*	354	1,508
Intrepid Potash, Inc.*	50	1,444
Amyris, Inc.*,1	892	1,365

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Basic Materials - 2.2% (continued)
Codexis, Inc.*	277	$1,291
5E Advanced Materials, Inc.*	147	1,158
United States Lime & Minerals, Inc.	8	1,126
Ur-Energy, Inc.*	949	1,091
Kronos Worldwide, Inc.	100	940
Ivanhoe Electric Incorporated / US*	65	790
Danimer Scientific, Inc.*	410	734
Dakota Gold Corp.*	230	702
Glatfelter Corp.*	199	553
Unifi, Inc.*	63	542
Hycroft Mining Holding Corp.*	684	364
PolyMet Mining Corp.*	132	350
Valhi, Inc.	11	242
Terawulf, Inc.*	98	65
Total Basic Materials		359,405
Utilities - 2.2%
New Jersey Resources Corp.	436	21,634
Black Hills Corp.	293	20,610
Portland General Electric Co.	403	19,747
South Jersey Industries, Inc.	553	19,648
Ormat Technologies, Inc.	221	19,112
PNM Resources, Inc.	387	18,882
Southwest Gas Holdings, Inc.	300	18,564
ONE Gas, Inc.	242	18,324
Brookfield Infrastructure Corp. — Class A	444	17,272
ALLETE, Inc.	260	16,773
Spire, Inc.	231	15,907
NorthWestern Corp.	261	15,488
American States Water Co.	167	15,456
California Water Service Group	243	14,735
Avista Corp.	328	14,543
Clearway Energy, Inc. — Class C	371	11,824
MGE Energy, Inc.	165	11,616
Otter Tail Corp.	186	10,920
SJW Group	122	9,905
Chesapeake Utilities Corp.	79	9,336
Ameresco, Inc. — Class A*	144	8,228
Northwest Natural Holding Co.	155	7,377
Middlesex Water Co.	79	6,215
Clearway Energy, Inc. — Class A	158	4,727
Unitil Corp.	72	3,698
York Water Co.	64	2,879
Artesian Resources Corp. — Class A	37	2,167
Altus Power, Inc.*,1	190	1,239
Global Water Resources, Inc.	60	797
FTC Solar, Inc.*	189	506
Via Renewables, Inc.	55	281
Total Utilities		358,410
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	125	2,025
Diversified - 0.0%
Professional Holding Corp. — Class A*	59	1,637
Total Common Stocks
(Cost $10,616,738)		10,287,977

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc.*	2	–
Tobira Therapeutics, Inc.*	80	–
UCB*	512	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $4)		–

EXCHANGE-TRADED FUNDS† - 2.5%
iShares Russell 2000 Index ETF	1,164	202,955
Vanguard Russell 2000 ETF[1]	2,883	202,877
Total Exchange-Traded Funds
(Cost $509,845)		405,832

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.7%
Federal Home Loan Bank
3.84% due 01/13/23[2]	$2,000,000	1,997,812
4.00% due 01/11/23[2]	1,000,000	999,129
4.05% due 01/27/23[2]	1,000,000	997,252
Total Federal Agency Discount Notes
(Cost $3,993,304)		3,994,193

U.S. TREASURY BILLS†† - 21.0%
U.S. Treasury Bills
3.89% due 01/12/23[2,3]	1,700,000	1,698,524
3.61% due 01/12/23[2,3]	1,300,000	1,298,871
3.79% due 01/17/23[2,4]	393,000	392,438
Total U.S. Treasury Bills
(Cost $3,388,869)		3,389,833

FEDERAL AGENCY NOTES†† - 6.2%
Federal Home Loan Bank
4.36% (SOFR + 0.06%, Rate Floor: 0.00%) due 03/14/23◊	1,000,000	1,000,077
Total Federal Agency Notes
(Cost $1,000,000)		1,000,077

REPURCHASE AGREEMENTS††,5 - 36.0%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	3,294,260	3,294,260
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	1,267,023	1,267,023
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	1,263,099	1,263,099
Total Repurchase Agreements
(Cost $5,824,382)		5,824,382

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[7]	232,940	232,940
Total Securities Lending Collateral
(Cost $232,940)		232,940
Total Investments - 155.4%
(Cost $25,566,082)		$25,135,234
Other Assets & Liabilities, net - (55.4)%		(8,956,995)
Total Net Assets - 100.0%		$16,178,239

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	69	Mar 2023	$6,110,985	$(42,557)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.53% (Federal Funds Rate + 0.20%)	At Maturity	01/26/23	4,222	$7,435,485	$26,361
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	01/26/23	1,343	2,365,923	15,807
Barclays Bank plc	Russell 2000 Index	Pay	4.30% (SOFR)	At Maturity	01/25/23	3,254	5,730,515	(156,256)
							$15,531,923	$(114,088)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,287,977	$—	$—		$10,287,977
Rights	—	—	—	*	—
Exchange-Traded Funds	405,832	—	—		405,832
Federal Agency Discount Notes	—	3,994,193	—		3,994,193
U.S. Treasury Bills	—	3,389,833	—		3,389,833
Federal Agency Notes	—	1,000,077	—		1,000,077
Repurchase Agreements	—	5,824,382	—		5,824,382
Securities Lending Collateral	232,940	—	—		232,940
Equity Index Swap Agreements**	—	42,168	—		42,168
Total Assets	$10,926,749	$14,250,653	$—		$25,177,402

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$42,557	$—	$—	$42,557
Equity Index Swap Agreements**	—	156,256	—	156,256
Total Liabilities	$42,557	$156,256	$—	$198,813

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 84.7%
Consumer, Non-cyclical - 19.9%
UnitedHealth Group, Inc.	3,036	$1,609,626
Johnson & Johnson	8,497	1,500,995
Procter & Gamble Co.	7,702	1,167,315
Eli Lilly & Co.	2,563	937,648
Pfizer, Inc.	18,242	934,720
AbbVie, Inc.	5,747	928,773
Merck & Company, Inc.	8,239	914,117
PepsiCo, Inc.	4,478	808,996
Coca-Cola Co.	12,648	804,539
Thermo Fisher Scientific, Inc.	1,274	701,579
Abbott Laboratories	5,666	622,070
Danaher Corp.	2,129	565,079
Philip Morris International, Inc.	5,038	509,896
Bristol-Myers Squibb Co.	6,910	497,175
Amgen, Inc.	1,734	455,418
Elevance Health, Inc.	776	398,065
CVS Health Corp.	4,271	398,015
S&P Global, Inc.	1,082	362,405
Gilead Sciences, Inc.	4,076	349,925
Medtronic plc	4,319	335,673
Cigna Corp.	994	329,352
Automatic Data Processing, Inc.	1,348	321,983
Intuitive Surgical, Inc.*	1,149	304,887
Mondelez International, Inc. — Class A	4,438	295,793
Stryker Corp.	1,094	267,472
Altria Group, Inc.	5,824	266,215
PayPal Holdings, Inc.*	3,705	263,870
Regeneron Pharmaceuticals, Inc.*	348	251,078
Vertex Pharmaceuticals, Inc.*	835	241,131
Becton Dickinson and Co.	927	235,736
Zoetis, Inc.	1,515	222,023
Boston Scientific Corp.*	4,655	215,387
Colgate-Palmolive Co.	2,715	213,915
Humana, Inc.	411	210,510
Moderna, Inc.*	1,074	192,912
Estee Lauder Companies, Inc. — Class A	752	186,579
McKesson Corp.	461	172,930
Archer-Daniels-Midland Co.	1,785	165,737
HCA Healthcare, Inc.	689	165,332
General Mills, Inc.	1,929	161,747
Centene Corp.*	1,840	150,898
Edwards Lifesciences Corp.*	2,009	149,892
Kimberly-Clark Corp.	1,097	148,918
Moody's Corp.	512	142,653
Dexcom, Inc.*	1,256	142,229
Corteva, Inc.	2,323	136,546
Biogen, Inc.*	468	129,599
Cintas Corp.	280	126,454
Sysco Corp.	1,647	125,913
Monster Beverage Corp.*	1,238	125,694
IQVIA Holdings, Inc.*	604	123,754
Constellation Brands, Inc. — Class A	527	122,132
Hershey Co.	478	110,690
IDEXX Laboratories, Inc.*	269	109,741
Kraft Heinz Co.	2,588	105,357
Illumina, Inc.*	511	103,324
CoStar Group, Inc.*	1,322	102,164
ResMed, Inc.	476	99,070
Keurig Dr Pepper, Inc.	2,761	98,457
Kroger Co.	2,117	94,376
Verisk Analytics, Inc. — Class A	508	89,621
Global Payments, Inc.	879	87,302
AmerisourceBergen Corp. — Class A	526	87,164
Zimmer Biomet Holdings, Inc.	682	86,955
Gartner, Inc.*	257	86,388
Baxter International, Inc.	1,638	83,489
United Rentals, Inc.*	225	79,970
Equifax, Inc.	398	77,355
Laboratory Corporation of America Holdings	288	67,818
McCormick & Company, Inc.	814	67,472
Quanta Services, Inc.	465	66,263
Waters Corp.*	193	66,118
Cardinal Health, Inc.	852	65,493
Church & Dwight Company, Inc.	793	63,924
Molina Healthcare, Inc.*	190	62,742
Hologic, Inc.*	812	60,746
Conagra Brands, Inc.	1,557	60,256
STERIS plc	325	60,024
Kellogg Co.	832	59,272
Tyson Foods, Inc. — Class A	941	58,577
Quest Diagnostics, Inc.	370	57,883
PerkinElmer, Inc.	410	57,490
West Pharmaceutical Services, Inc.	241	56,719
Clorox Co.	401	56,272
J M Smucker Co.	346	54,827
Cooper Companies, Inc.	160	52,907
Align Technology, Inc.*	236	49,773
Incyte Corp.*	600	48,192
Avery Dennison Corp.	263	47,603
FleetCor Technologies, Inc.*	240	44,083
Viatris, Inc.	3,941	43,863
Hormel Foods Corp.	941	42,863
Bio-Techne Corp.	510	42,269
Lamb Weston Holdings, Inc.	467	41,731
Brown-Forman Corp. — Class B	594	39,014
Teleflex, Inc.	153	38,193
Campbell Soup Co.	653	37,058
Charles River Laboratories International, Inc.*	165	35,954
Henry Schein, Inc.*	440	35,143
MarketAxess Holdings, Inc.	123	34,304
Molson Coors Beverage Co. — Class B	611	31,479
Universal Health Services, Inc. — Class B	209	29,446
Bio-Rad Laboratories, Inc. — Class A*	70	29,434
Rollins, Inc.	752	27,478
Catalent, Inc.*	585	26,331
Robert Half International, Inc.	353	26,062
Organon & Co.	827	23,098
Dentsply Sirona, Inc.	698	22,224
DaVita, Inc.*	179	13,366
Total Consumer, Non-cyclical		24,516,487

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Technology - 18.4%
Apple, Inc.	48,596	$6,314,078
Microsoft Corp.	24,226	5,809,879
NVIDIA Corp.	8,092	1,182,565
Broadcom, Inc.	1,316	735,815
Accenture plc — Class A	2,048	546,488
Adobe, Inc.*	1,512	508,833
Texas Instruments, Inc.	2,950	487,399
Salesforce, Inc.*	3,250	430,918
International Business Machines Corp.	2,938	413,935
Oracle Corp.	4,995	408,291
QUALCOMM, Inc.	3,643	400,511
Intuit, Inc.	916	356,526
Intel Corp.	13,412	354,479
Advanced Micro Devices, Inc.*	5,240	339,395
Analog Devices, Inc.	1,671	274,094
Applied Materials, Inc.	2,796	272,275
ServiceNow, Inc.*	656	254,705
Fiserv, Inc.*	2,064	208,609
Lam Research Corp.	443	186,193
Activision Blizzard, Inc.	2,314	177,137
Micron Technology, Inc.	3,534	176,629
KLA Corp.	461	173,811
Synopsys, Inc.*	497	158,687
Roper Technologies, Inc.	345	149,071
Cadence Design Systems, Inc.*	891	143,130
NXP Semiconductor N.V.	843	133,219
Autodesk, Inc.*	701	130,996
Fidelity National Information Services, Inc.	1,928	130,815
Microchip Technology, Inc.	1,788	125,607
MSCI, Inc. — Class A	260	120,944
Paychex, Inc.	1,043	120,529
Electronic Arts, Inc.	852	104,097
Fortinet, Inc.*	2,108	103,060
Cognizant Technology Solutions Corp. — Class A	1,670	95,507
ON Semiconductor Corp.*	1,405	87,630
HP, Inc.	2,877	77,305
ANSYS, Inc.*	283	68,370
Hewlett Packard Enterprise Co.	4,181	66,729
EPAM Systems, Inc.*	187	61,288
Take-Two Interactive Software, Inc.*	513	53,419
Monolithic Power Systems, Inc.	145	51,273
Broadridge Financial Solutions, Inc.	382	51,238
Paycom Software, Inc.*	158	49,029
Skyworks Solutions, Inc.	521	47,479
Leidos Holdings, Inc.	444	46,704
Teradyne, Inc.	507	44,286
Tyler Technologies, Inc.*	135	43,525
Zebra Technologies Corp. — Class A*	169	43,333
Akamai Technologies, Inc.*	511	43,077
NetApp, Inc.	706	42,402
Jack Henry & Associates, Inc.	237	41,608
PTC, Inc.*	344	41,294
Seagate Technology Holdings plc	624	32,829
Western Digital Corp.*	1,032	32,560
Ceridian HCM Holding, Inc.*	500	32,075
Qorvo, Inc.*	329	29,821
DXC Technology Co.*	748	19,822
Total Technology		22,635,323
Financial - 13.3%
Berkshire Hathaway, Inc. — Class B*	5,856	1,808,918
JPMorgan Chase & Co.	9,533	1,278,375
Visa, Inc. — Class A	5,314	1,104,037
Mastercard, Inc. — Class A	2,759	959,387
Bank of America Corp.	22,682	751,228
Wells Fargo & Co.	12,383	511,294
Charles Schwab Corp.	4,957	412,720
Goldman Sachs Group, Inc.	1,101	378,061
Morgan Stanley	4,285	364,311
BlackRock, Inc. — Class A	488	345,811
Prologis, Inc. REIT	3,000	338,190
American Tower Corp. — Class A REIT	1,513	320,544
Chubb Ltd.	1,350	297,810
American Express Co.	1,943	287,078
Citigroup, Inc.	6,295	284,723
Marsh & McLennan Companies, Inc.	1,612	266,754
Progressive Corp.	1,902	246,709
PNC Financial Services Group, Inc.	1,312	207,217
Aon plc — Class A	672	201,694
Equinix, Inc. REIT	301	197,164
CME Group, Inc. — Class A	1,169	196,579
U.S. Bancorp	4,394	191,622
Crown Castle, Inc. REIT	1,407	190,845
Intercontinental Exchange, Inc.	1,815	186,201
Truist Financial Corp.	4,312	185,545
MetLife, Inc.	2,142	155,017
American International Group, Inc.	2,414	152,661
Public Storage REIT	514	144,018
Travelers Companies, Inc.	762	142,867
Aflac, Inc.	1,839	132,298
Realty Income Corp. REIT	2,039	129,334
Arthur J Gallagher & Co.	685	129,150
Simon Property Group, Inc. REIT	1,062	124,764
Prudential Financial, Inc.	1,196	118,954
Allstate Corp.	863	117,023
Capital One Financial Corp.	1,240	115,270
Bank of New York Mellon Corp.	2,390	108,793
Ameriprise Financial, Inc.	346	107,734
VICI Properties, Inc. REIT	3,130	101,412
Welltower, Inc. REIT	1,536	100,685
SBA Communications Corp. REIT	351	98,389
Digital Realty Trust, Inc. REIT	935	93,752
State Street Corp.	1,192	92,463
Discover Financial Services	888	86,873
Willis Towers Watson plc	352	86,092
M&T Bank Corp.	561	81,379
T. Rowe Price Group, Inc.	726	79,178
CBRE Group, Inc. — Class A*	1,027	79,038
Hartford Financial Services Group, Inc.	1,034	78,408

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Financial - 13.3% (continued)
Arch Capital Group Ltd.*	1,202	$75,462
Weyerhaeuser Co. REIT	2,391	74,121
AvalonBay Communities, Inc. REIT	456	73,653
Fifth Third Bancorp	2,231	73,199
First Republic Bank	594	72,403
Alexandria Real Estate Equities, Inc. REIT	486	70,796
Nasdaq, Inc.	1,102	67,608
Raymond James Financial, Inc.	630	67,316
Huntington Bancshares, Inc.	4,688	66,101
Regions Financial Corp.	3,037	65,478
Equity Residential REIT	1,106	65,254
Extra Space Storage, Inc. REIT	435	64,023
Citizens Financial Group, Inc.	1,601	63,031
Principal Financial Group, Inc.	739	62,017
Northern Trust Corp.	677	59,908
Mid-America Apartment Communities, Inc. REIT	375	58,871
Ventas, Inc. REIT	1,300	58,565
Invitation Homes, Inc. REIT	1,888	55,960
KeyCorp	3,033	52,835
Cincinnati Financial Corp.	511	52,321
W R Berkley Corp.	664	48,187
Synchrony Financial	1,464	48,107
Iron Mountain, Inc. REIT	945	47,108
Essex Property Trust, Inc. REIT	211	44,715
SVB Financial Group*	192	44,187
Healthpeak Properties, Inc. REIT	1,747	43,797
Brown & Brown, Inc.	764	43,525
Cboe Global Markets, Inc.	345	43,287
Kimco Realty Corp. REIT	2,010	42,572
Everest Re Group Ltd.	127	42,071
Camden Property Trust REIT	346	38,711
UDR, Inc. REIT	994	38,498
Loews Corp.	640	37,331
Host Hotels & Resorts, Inc. REIT	2,324	37,300
Globe Life, Inc.	294	35,442
Boston Properties, Inc. REIT	464	31,357
Regency Centers Corp. REIT	500	31,250
Comerica, Inc.	426	28,478
Invesco Ltd.	1,479	26,607
Franklin Resources, Inc.	924	24,375
Federal Realty Investment Trust REIT	238	24,048
Zions Bancorp North America	486	23,892
Signature Bank	204	23,505
Assurant, Inc.	172	21,510
Lincoln National Corp.	500	15,360
Vornado Realty Trust REIT	524	10,904
Total Financial		16,363,415
Communications - 9.2%
Amazon.com, Inc.*	28,843	2,422,812
Alphabet, Inc. — Class A*	19,411	1,712,633
Alphabet, Inc. — Class C*	17,207	1,526,777
Meta Platforms, Inc. — Class A*	7,308	879,445
Cisco Systems, Inc.	13,344	635,708
Verizon Communications, Inc.	13,649	537,771
Walt Disney Co.*	5,925	514,764
Comcast Corp. — Class A	14,020	490,279
Netflix, Inc.*	1,446	426,397
AT&T, Inc.	23,161	426,394
T-Mobile US, Inc.*	1,941	271,740
Booking Holdings, Inc.*	126	253,925
Motorola Solutions, Inc.	544	140,194
Charter Communications, Inc. — Class A*	350	118,685
Arista Networks, Inc.*	804	97,565
Corning, Inc.	2,474	79,020
CDW Corp.	440	78,575
eBay, Inc.	1,763	73,112
Warner Bros Discovery, Inc.*	7,182	68,085
VeriSign, Inc.*	300	61,632
Omnicom Group, Inc.	663	54,081
FactSet Research Systems, Inc.	124	49,750
Etsy, Inc.*	408	48,870
Expedia Group, Inc.*	489	42,836
Interpublic Group of Companies, Inc.	1,263	42,071
Gen Digital, Inc.	1,884	40,374
Match Group, Inc.*	908	37,673
Juniper Networks, Inc.	1,055	33,718
Fox Corp. — Class A	984	29,884
F5, Inc.*	195	27,984
Paramount Global — Class B	1,641	27,700
News Corp. — Class A	1,243	22,623
Lumen Technologies, Inc.*	3,093	16,145
Fox Corp. — Class B	453	12,888
DISH Network Corp. — Class A*	817	11,471
News Corp. — Class B	384	7,081
Total Communications		11,320,662
Consumer, Cyclical - 7.6%
Tesla, Inc.*	8,723	1,074,499
Home Depot, Inc.	3,328	1,051,182
Costco Wholesale Corp.	1,439	656,903
Walmart, Inc.	4,587	650,391
McDonald's Corp.	2,380	627,201
NIKE, Inc. — Class B	4,094	479,039
Lowe's Companies, Inc.	2,018	402,066
Starbucks Corp.	3,730	370,016
TJX Companies, Inc.	3,774	300,410
Target Corp.	1,496	222,964
Dollar General Corp.	733	180,501
O'Reilly Automotive, Inc.*	203	171,338
General Motors Co.	4,617	155,316
AutoZone, Inc.*	62	152,903
Ford Motor Co.	12,836	149,283
Ross Stores, Inc.	1,128	130,927
Marriott International, Inc. — Class A	875	130,279
Chipotle Mexican Grill, Inc. — Class A*	90	124,874
Yum! Brands, Inc.	915	117,193
PACCAR, Inc.	1,130	111,836
Hilton Worldwide Holdings, Inc.	879	111,070
Cummins, Inc.	458	110,969
Dollar Tree, Inc.*	684	96,745
DR Horton, Inc.	1,018	90,744
Fastenal Co.	1,862	88,110
Walgreens Boots Alliance, Inc.	2,333	87,161
Copart, Inc.*	1,393	84,820
Aptiv plc*	881	82,048

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Consumer, Cyclical - 7.6% (continued)
WW Grainger, Inc.	146	$81,212
Tractor Supply Co.	359	80,764
Genuine Parts Co.	458	79,468
Ulta Beauty, Inc.*	167	78,335
Lennar Corp. — Class A	828	74,934
Delta Air Lines, Inc.*	2,084	68,480
Southwest Airlines Co.	1,929	64,950
Darden Restaurants, Inc.	399	55,194
Best Buy Company, Inc.	651	52,217
Las Vegas Sands Corp.*	1,069	51,387
NVR, Inc.*	10	46,126
LKQ Corp.	826	44,117
United Airlines Holdings, Inc.*	1,062	40,038
Domino's Pizza, Inc.	115	39,836
Pool Corp.	127	38,396
Royal Caribbean Cruises Ltd.*	713	35,244
MGM Resorts International	1,036	34,737
PulteGroup, Inc.	740	33,692
Live Nation Entertainment, Inc.*	465	32,429
Bath & Body Works, Inc.	742	31,268
CarMax, Inc.*	513	31,237
BorgWarner, Inc.	762	30,670
Tapestry, Inc.	783	29,816
VF Corp.	1,074	29,653
Caesars Entertainment, Inc.*	697	28,995
Advance Auto Parts, Inc.	195	28,671
Wynn Resorts Ltd.*	335	27,628
American Airlines Group, Inc.*	2,113	26,877
Carnival Corp.*	3,255	26,235
Hasbro, Inc.	422	25,746
Whirlpool Corp.	177	25,038
Alaska Air Group, Inc.*	412	17,691
Norwegian Cruise Line Holdings Ltd.*	1,370	16,769
Newell Brands, Inc.	1,224	16,010
Ralph Lauren Corp. — Class A	134	14,160
Total Consumer, Cyclical		9,448,808
Industrial - 7.1%
Raytheon Technologies Corp.	4,778	482,196
Honeywell International, Inc.	2,185	468,246
Union Pacific Corp.	1,999	413,933
United Parcel Service, Inc. — Class B	2,372	412,348
Caterpillar, Inc.	1,691	405,096
Deere & Co.	893	382,883
Lockheed Martin Corp.	758	368,759
Boeing Co.*	1,821	346,882
General Electric Co.	3,552	297,622
Northrop Grumman Corp.	470	256,437
3M Co.	1,796	215,376
CSX Corp.	6,833	211,686
Eaton Corporation plc	1,293	202,936
Illinois Tool Works, Inc.	908	200,033
Waste Management, Inc.	1,215	190,609
Norfolk Southern Corp.	752	185,308
Emerson Electric Co.	1,921	184,531
General Dynamics Corp.	732	181,617
Amphenol Corp. — Class A	1,934	147,255
Agilent Technologies, Inc.	963	144,113
Johnson Controls International plc	2,238	143,232
FedEx Corp.	778	134,750
L3Harris Technologies, Inc.	619	128,882
Trane Technologies plc	748	125,731
Parker-Hannifin Corp.	417	121,347
TE Connectivity Ltd.	1,034	118,703
Carrier Global Corp.	2,718	112,117
TransDigm Group, Inc.	169	106,411
Otis Worldwide Corp.	1,354	106,032
AMETEK, Inc.	747	104,371
Mettler-Toledo International, Inc.*	72	104,072
Keysight Technologies, Inc.*	581	99,392
Rockwell Automation, Inc.	373	96,073
Republic Services, Inc. — Class A	668	86,166
Old Dominion Freight Line, Inc.	294	83,431
Vulcan Materials Co.	432	75,648
Fortive Corp.	1,150	73,887
Ingersoll Rand, Inc.	1,316	68,761
Martin Marietta Materials, Inc.	202	68,270
Xylem, Inc.	586	64,794
Dover Corp.	456	61,747
Teledyne Technologies, Inc.*	153	61,186
Westinghouse Air Brake Technologies Corp.	591	58,988
Amcor plc	4,839	57,632
IDEX Corp.	245	55,941
Expeditors International of Washington, Inc.	518	53,831
Ball Corp.	1,020	52,163
Jacobs Solutions, Inc.	415	49,829
Textron, Inc.	678	48,003
Howmet Aerospace, Inc.	1,196	47,134
J.B. Hunt Transport Services, Inc.	269	46,903
Garmin Ltd.	498	45,960
Nordson Corp.	175	41,601
Trimble, Inc.*	801	40,499
Snap-on, Inc.	173	39,529
Packaging Corporation of America	301	38,501
Stanley Black & Decker, Inc.	481	36,132
CH Robinson Worldwide, Inc.	383	35,067
Masco Corp.	733	34,209
Allegion plc	285	29,999
Huntington Ingalls Industries, Inc.	130	29,988
Westrock Co.	826	29,042
Pentair plc	535	24,064
A O Smith Corp.	412	23,583
Sealed Air Corp.	470	23,444
Generac Holdings, Inc.*	206	20,736
Mohawk Industries, Inc.*	171	17,480
Total Industrial		8,823,127
Energy - 4.6%
Exxon Mobil Corp.	13,384	1,476,255
Chevron Corp.	5,781	1,037,632
ConocoPhillips	4,049	477,782
EOG Resources, Inc.	1,909	247,254
Schlumberger Ltd.	4,609	246,397
Marathon Petroleum Corp.	1,523	177,262

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 84.7% (continued)
Energy - 4.6% (continued)
Pioneer Natural Resources Co.	772	$176,317
Phillips 66	1,537	159,971
Valero Energy Corp.	1,253	158,956
Occidental Petroleum Corp.	2,363	148,845
Devon Energy Corp.	2,125	130,709
Williams Companies, Inc.	3,958	130,218
Hess Corp.	902	127,922
Enphase Energy, Inc.*	442	117,112
Kinder Morgan, Inc.	6,429	116,237
Halliburton Co.	2,951	116,122
Baker Hughes Co.	3,255	96,120
ONEOK, Inc.	1,453	95,462
Diamondback Energy, Inc.	572	78,238
Coterra Energy, Inc. — Class A	2,562	62,948
Marathon Oil Corp.	2,065	55,899
Targa Resources Corp.	736	54,096
SolarEdge Technologies, Inc.*	182	51,555
APA Corp.	1,045	48,781
First Solar, Inc.*	322	48,233
Equities Corp.	1,193	40,359
Total Energy		5,676,682
Utilities - 2.7%
NextEra Energy, Inc.	6,457	539,805
Duke Energy Corp.	2,503	257,784
Southern Co.	3,538	252,649
Dominion Energy, Inc.	2,708	166,055
American Electric Power Company, Inc.	1,671	158,661
Sempra Energy	1,022	157,940
Exelon Corp.	3,229	139,590
Xcel Energy, Inc.	1,778	124,656
Consolidated Edison, Inc.	1,153	109,892
Public Service Enterprise Group, Inc.	1,621	99,319
WEC Energy Group, Inc.	1,026	96,198
Eversource Energy	1,132	94,907
Constellation Energy Corp.	1,063	91,641
American Water Works Company, Inc.	591	90,080
PG&E Corp.*	5,232	85,072
Edison International	1,241	78,952
Ameren Corp.	840	74,693
Entergy Corp.	661	74,362
FirstEnergy Corp.	1,766	74,066
DTE Energy Co.	630	74,044
PPL Corp.	2,393	69,923
AES Corp.	2,171	62,438
CenterPoint Energy, Inc.	2,046	61,360
CMS Energy Corp.	944	59,784
Atmos Energy Corp.	455	50,992
Evergy, Inc.	746	46,946
Alliant Energy Corp.	816	45,051
NiSource, Inc.	1,320	36,194
Pinnacle West Capital Corp.	368	27,983
NRG Energy, Inc.	749	23,833
Total Utilities		3,324,870
Basic Materials - 1.9%
Linde plc	1,607	524,171
Air Products and Chemicals, Inc.	721	222,255
Sherwin-Williams Co.	766	181,795
Freeport-McMoRan, Inc.	4,646	176,548
Newmont Corp.	2,579	121,729
Ecolab, Inc.	805	117,176
Dow, Inc.	2,288	115,292
DuPont de Nemours, Inc.	1,615	110,837
Nucor Corp.	834	109,930
PPG Industries, Inc.	764	96,065
International Flavors & Fragrances, Inc.	829	86,912
Albemarle Corp.	381	82,624
LyondellBasell Industries N.V. — Class A	825	68,500
CF Industries Holdings, Inc.	638	54,358
Steel Dynamics, Inc.	542	52,953
FMC Corp.	409	51,043
Mosaic Co.	1,107	48,564
International Paper Co.	1,157	40,067
Celanese Corp. — Class A	324	33,126
Eastman Chemical Co.	390	31,762
Total Basic Materials		2,325,707
Total Common Stocks
(Cost $83,155,241)		104,435,081

	Face Amount
U.S. TREASURY BILLS†† - 10.9%
U.S. Treasury Bills
3.89% due 01/12/23[1,2]	$10,600,000	10,590,798
3.80% due 01/17/23[2,3]	1,552,000	1,549,780
3.61% due 01/12/23[1,2]	1,300,000	1,298,871
Total U.S. Treasury Bills
(Cost $13,435,302)		13,439,449

REPURCHASE AGREEMENTS††,4 - 9.2%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[1]	6,388,379	6,388,379
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[1]	2,457,069	2,457,069
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[1]	2,449,459	2,449,459
Total Repurchase Agreements
(Cost $11,294,907)		11,294,907
Total Investments - 104.8%
(Cost $107,885,450)		$129,169,437
Other Assets & Liabilities, net - (4.8)%		(5,943,206)
Total Net Assets - 100.0%		$123,226,231

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	23	Mar 2023	$4,440,725	$(3,642)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	01/26/23	7,371	$28,300,125	$(6,691)
BNP Paribas	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	01/26/23	5,233	20,092,877	(377,326)
Barclays Bank plc	S&P 500 Index	Pay	4.75% (SOFR + 0.45%)	At Maturity	01/25/23	23,222	89,161,091	(3,425,022)
							$137,554,093	$(3,809,039)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$104,435,081	$—	$—	$104,435,081
U.S. Treasury Bills	—	13,439,449	—	13,439,449
Repurchase Agreements	—	11,294,907	—	11,294,907
Total Assets	$104,435,081	$24,734,356	$—	$129,169,437

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,642	$—	$—	$3,642
Equity Index Swap Agreements**	—	3,809,039	—	3,809,039
Total Liabilities	$3,642	$3,809,039	$—	$3,812,681

** This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Security Investors, LLC (the "Adviser") as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
4.26%			3.00% - 4.50%
Due 01/03/23	$47,272,574	$47,289,355	Due 08/15/39 - 05/15/45	$39,778,900	$33,056,765
			U.S. Treasury Notes
			0.88% - 2.38%
			Due 05/15/29 - 11/15/30	18,958,300	15,161,269
				58,737,200	48,218,034
BofA Securities, Inc.			U.S. Treasury Notes
4.25%			0.75% - 1.50%
Due 01/03/23	18,181,759	18,188,198	Due 02/15/25 - 04/30/26	19,595,000	18,545,407
Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
4.21%			0.13%
Due 01/03/23	18,125,450	18,131,809	Due 01/15/31	20,906,528	18,487,974

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,345,829	$1,386,247
Russell 2000® 2x Strategy Fund	225,322	232,940

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$28,415,636	$5,584,805	$(504,810)	$5,079,995
Inverse Dow 2x Strategy Fund	8,869,740	169,084	–	169,084
Inverse NASDAQ-100® 2x Strategy Fund	87,200,555	6,507,167	–	6,507,167
Inverse Russell 2000® 2x Strategy Fund	10,877,018	814,985	–	814,985
Inverse S&P 500® 2x Strategy Fund	40,224,626	1,362,869	–	1,362,869
NASDAQ-100® 2x Strategy Fund	382,631,309	32,854,852	(28,220,766)	4,634,086
Russell 2000® 2x Strategy Fund	27,191,187	460,726	(2,673,324)	(2,212,598)
S&P 500® 2x Strategy Fund	144,663,291	–	(19,306,535)	(19,306,535)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended period. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.